As filed with the Securities and Exchange Commission on January 19, 2006
                                                      Registration Nos. 33-47507
                                                                        811-6652
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No.        | |

                         Post-Effective Amendment No. 39    |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                              Amendment No. 41 |X|
                         -------------------------------

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Anthony Williams
                                    President
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|X|  on April 3, 2006 pursuant to paragraph (a)(1)

|_|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JULIUS BAER FUNDS

                                                                      PROSPECTUS
                                                               [MONTH DAY], 2006



                          JULIUS BAER INVESTMENT FUNDS

                     JULIUS BAER TOTAL RETURN PLUS BOND FUND




NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    CONTENTS

WHAT EVERY INVESTOR                                   THE FUND                                        PAGE
SHOULD KNOW ABOUT                                                                                      [To be updated]
THE FUND
                                                           RISK/RETURN SUMMARY
                                                           Total Return Plus Bond Fund
                                                           Investment Goal
                                                           Principal Investment Strategies
                                                           The Key Risks
                                                           The Fund's Performance
                                                           The Fund's Fees and Expenses
                                                           INVESTMENT STRATEGIES
                                                           General Strategies Applicable to
                                                             the Fund
                                                           THE FUND'S MANAGEMENT
                                                           Investment Adviser
                                                           Portfolio Management of the Fund
INFORMATION FOR                                       YOUR INVESTMENT
MANAGING YOUR                                              INVESTING IN THE FUND
FUND ACCOUNT                                               Pricing of Fund Shares
                                                           Purchasing Your Shares
                                                           Exchanging Your Shares
                                                           Redeeming Your Shares
                                                           Excessive Purchases and Redemptions
                                                           or Exchanges
                                                           Distribution and Shareholder
                                                             Servicing Plans-Class A Shares
                                                           DISTRIBUTIONS AND TAXES
                                                           Distributions
                                                           Tax Information
                                                           FINANCIAL HIGHLIGHTS
WHERE TO FIND MORE INFORMATION                        FOR MORE INFORMATION
ABOUT JULIUS BAER INVESTMENT FUNDS                         BACK COVER


                          JULIUS BAER INVESTMENT FUNDS

                               RISK/RETURN SUMMARY
                     JULIUS BAER TOTAL RETURN PLUS BOND FUND

INVESTMENT GOAL

The Julius Baer Total Return Plus Bond Fund (the "Fund" or the "Total Return Plus Bond Fund") seeks to maximize total return, through a high level of current income and capital appreciation by investing in a non-diversified portfolio of fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES

The Total Return Plus Bond Fund seeks to achieve its goal by investing in a non-diversified portfolio of fixed income securities of issuers located throughout the world, including the U.S. Ordinarily, the Fund invests at least 80% of its net assets (including future positions and borrowings, if any, for investment purposes) in fixed income investments. The Fund may invest in securities of issuers located in developing countries, often referred to as emerging markets. Normally, the Fund will invest at least 60% of its total assets in securities of U.S. issuers.

The Fund will mainly invest in high quality fixed income securities rated at the time of purchase "Baa3" or better by Moody's Investors Service, Inc. or "BBB-" by Standard & Poor's Rating Service. The Fund may invest up to 30% of its net assets in high yield or below investment grade instruments (commonly known as "junk bonds") of issuers located throughout the world. The high yield instruments are those bonds rated at the time of purchase below the fourth credit (that is, below BBB- by Standard & Poor's Corporation, below Baa3 by Moody's Investors Services, Inc.

Julius Baer Investment Management ("JBIM" or "The Adviser") expects the Fund to have a duration range of + / - 1 year relative to the benchmark, but the duration may vary based on the Adviser's interest rate expectations. Duration takes into account the pattern of a security's cash flow over time, including the way cash flow is affected by prepayments and interest rate changes. Duration provides a different view of the expected life of a security than its maturity, which generally measures only the time until the debt must be repaid. If the Adviser expects interest rates to increase, the Fund may shorten durations. Also, if the Adviser expects interest rates to decrease, the Fund may lengthen durations.

The Fund will normally invest in the securities of issuers located in at least three different countries. The Fund will not invest more than 40% in securities of foreign issuers. The Fund may use derivatives for hedging purposes and to remain fully invested, to maintain liquidity or to increase total return. In addition, the Fund may invest up to 5% of its net assets in global equity securities.


THE KEY RISKS

You could lose money on your investment in the Total Return Plus Bond Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:

o Bond Market Risk: the possibility that the Fund's investments in fixed income securities will lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the creditworthiness of both corporate and government issuers.
     Generally, debt securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Longer-term securities are generally more volatile, so that the average maturity or duration of these securities affects risk. The Fund is also subject to the risk that the Fund's holdings may underperform other segments of the fixed income markets or the fixed income markets as a whole. To the extent that the Fund purchases securities with the intent of capital appreciation, the Fund's market risk may be enhanced, but other risks such as interest rate and income risk generally will be reduced.

o Diversification Risk: the possibility that, as a non-diversified investment company, the Fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers than a diversified fund and, as a result, may be subject to greater risk with respect to its portfolio securities.

o Interest Rate Risk: the possibility that the Fund's investments in fixed income securities will lose value because of increases in interest rates.

o Credit Risk: the possibility that an issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligation of the U.S. Government, such as Treasury bills, notes and bonds, are supported by its full faith and credit. Obligations issued by federal agencies and government-sponsored entities are not back by the full faith and credit of the U.S. Treasury and may be supported only by the credit of the instrumentality or the right of the issuer to borrow from the U.S Treasury. In addition, the Fund faces the possibility that an issuer will fail to make timely payments of interest or principal.

     o BELOW INVESTMENT GRADE SECURITIES RISK: Credit risk is particularly significant for debt securities that are rated below investment grade. These debt securities are predominately speculative with respect to the issuer's continuing ability to pay interest or principal. Lower grade securities have less liquidity and higher incidence of default than higher grade securities.

     o    GOVERNMENT  SPONSORED  ENTITIES  RISK: The Fund invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government, such as Treasury bills, notes and bonds, are supported by its full faith and credit. Obligations issued by federal agencies and government-sponsored entities are not backed by the full faith and credit of the U.S. Treasury and may be supported only by the credit of the instrumentality or the right of the issuer to borrow from the U.S. Treasury.

o Income Risk: the possibility that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

o Prepayment Risk: the possibility that the principal amount of the mortgages underlying the Fund's investments in mortgage-related securities may be repaid prior to the mortgage's maturity date. Such repayments are common when interest rates decline and may cause the Fund's income to decline.

o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities may lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investments in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability. These securities markets may be less developed. These countries are also more likely to experience high levels of inflation, devaluation or currency devaluations, which could hurt their economic and securities markets.

o Emerging Market Risk: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

o Derivatives Risk: the possibility that the Fund will suffer a loss from its use of options, forward contracts, swaps and warrants, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.

o Risk of Interest-Only and Principal-Only Mortgage Backed Securities: the possibility of rapid or unexpected changes in prices. The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease [in prepayments] could [significantly depress the price of ] principal-only securities. In addition, these instruments may be illiquid.

o Stock Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.


Further information about these risks is provided in the section "GENERAL STRATEGIES APPLICABLE TO THE FUND-RISKS OF INVESTING IN THE FUND."

THE FUND'S PERFORMANCE

   As of the date of this Prospectus, the Fund has not been in operations for at least one calendar year. Since the Fund does not have a full calendar year of operations, performance results have not been provided. The Fund currently offers two separate classes of shares: Class A shares and Class I shares.

THE FUND'S FEES AND EXPENSES

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE TOTAL RETURN PLUS BOND FUND.

----------------------------------------------------------- -------------------------------- ---------------------------------
                     SHAREHOLDER FEES
        (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   CLASS A SHARES                    CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------
Redemption Fee(1)                                                        2.00%                            2.00%
(as a percentage of amount redeemed, if applicable)
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
              ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from Fund assets)                  CLASS A SHARES                   CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                          [ ]%                              [ ]%
------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                 0.25%                             None
------------------------------------------------------------------------------------------------------------------------------
Other Expenses(2)                                                        [ ]%                              [ ]%
------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                                  [ ]%                              [ ]%
------------------------------------------------------------------------------------------------------------------------------
Less Expense Reimbursement(3)                                            [ ]%                              [ ]%
------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                             [ ]%                              [ ]%
------------------------------------------------------------------------------------------------------------------------------

(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2.00% of the amount redeemed. The Fund may waive the redemption fee for certain accounts. (See "REDEMPTION FEE.") For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $15.00 fee. Your bank may also charge you a fee for receiving wires transfers.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2007, so that the annual operating expenses of the Fund based on average net assets are limited to the net annualized expense ratio of [___%] and [____%] of the average daily net assets of the Class A shares and Class I shares, respectively (the "Expense Limitation"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following example is intended to help you compare the cost of investing in the Total Return Plus Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your actual return may vary, the example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the contractual expense limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year period, as the contractual expense limitation will expire on February 28, 2007, unless renewed by the Adviser and the Fund. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A SHARES                    CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------
1 Year                                                       [$___]                             [$___]
------------------------------------------------------------------------------------------------------------------------------
3 Years                                                      [$___]                             [$___]
------------------------------------------------------------------------------------------------------------------------------

                              INVESTMENT STRATEGIES

The Fund's principal investment strategies and risks are summarized above in the section entitled "RISK/RETURN SUMMARY." A more complete description of the Fund's investments and strategies and their associated risks is provided below and in the Fund's Statement of Additional Information ("SAI"). The Fund may also invest in other securities and is subject to further restrictions and risks that are described in the SAI.

THE FUND'S INVESTMENT GOAL

The Total Return Plus Bond Fund seeks to maximize  total return,  through a high
level  of  current   income  and  capital   appreciation   by   investing  in  a
non-diversified portfolio of fixed income securities.

THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing primarily in a non-diversified portfolio of fixed income securities (generally bonds, debentures and notes) of governmental, supranational and corporate issuers denominated in various currencies, including US dollars. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.

The Fund may buy fixed income obligations consisting of bonds, debentures and notes issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or political subdivisions, as well as supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the World Bank). The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices. The Fund may purchase both sovereign debt that trades within the country in which it is issued and sovereign debt that is tradable outside of the country of issuance. The Fund may purchase debt obligations denominated in U.S. dollars or foreign currencies. The Fund may invest a significant proportion of its assets in mortgage-backed securities. The Fund may invest in securities of issuers located in developing countries, often referred to as emerging markets.

The Fund's investments may also include: mortgage-backed and other asset-backed securities, Brady Bonds, common stocks, preferred stocks, debt instruments convertible into common stock when-issued and forward commitment securities, structured notes, indexed notes, and inflation indexed securities.

The Adviser expects that the Fund will have a duration of approximately +/- 1 year. Longer-term fixed income securities can also have higher fluctuations in value. If the Fund holds such securities, the value of the Fund's shares may fluctuate more in value as well.

The Fund will mainly invest in high quality fixed income securities rated at the time of purchase "Baa3" or better by Moody's Investors Service, Inc. or "BBB-" by Standard & Poor's Rating Service. The Fund may invest up to 30% of its net assets in high yield or below investment grade instruments (commonly known as "junk bonds") of issuers located throughout the world. The high yield instruments are those bonds rated at the time of purchase below the fourth credit (that is, below BBB- by Standard & Poor's Corporation, below Baa3 by Moody's Investors Services, Inc.

The Fund may invest in securities with ratings from a recognized rating agency other than Moody's Investors Service, Inc. or Standard & Poor's Rating Service if those securities have a rating that is at least equivalent to a rating that would be acceptable for the Fund to purchase if given by Moody's Investors Service, Inc. or Standard & Poor's Rating Service. If a security is not rated, the Fund may invest in the security if the Adviser determines that the security is comparable in quality to rated securities that the Fund may purchase.

The Fund intends to invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. In an effort to protect the Fund against a decline in the value of portfolio securities due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges that may decrease or offset any losses from such fluctuations.

The Fund may use derivative instruments, including futures, options, foreign currency futures, forward contracts, swaps and warrants. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts and forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures contracts differ from forward contracts in that they are traded through regulated exchanges and are "marked to market" daily. Forward contracts are the predominate means of hedging currency exposure. Options differ from forward and futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. The Fund may use derivatives for hedging purposes and to remain fully invested, to maintain liquidity or to increase total return. Derivatives involve special risks, which are discussed under GENERAL STRATEGIES APPLICABLE TO THE FUNDS - RISKS OF INVESTING IN THE FUNDS.

                    GENERAL STRATEGIES APPLICABLE TO THE FUND

The Fund may depart from its investment strategies by taking temporary defensive
positions  in  response  to  adverse  market,   economic,   political  or  other
conditions. During these times, the Fund may not achieve its investment goal.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

RISKS OF INVESTING IN THE FUND

Please refer to the SAI for a more complete description of these and other risks of investing in the Fund.

o Bond Market Risk. The Fund may invest in debt securities which are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally debt securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

o Interest Rate Risk. The Fund may invest in debt securities which are subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

     o Mortgage-Backed Securities Risk. If the Fund invests in mortgage-backed securities, it is subject to the risk that payments from the pool of loans underlying a mortgage-backed security may not be enough to meet the monthly payments of the mortgage-backed security. If this occurs, the mortgage-backed security will lose value.

     o Prepayment Risk. Prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-backed security and will affect the average life of the mortgage-backed security held by the Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Fund's yield. Mortgage-backed securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

o Credit Risk. The Fund may invest in debt securities which are subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Government-Sponsored Entities. Although U.S. Government securities are generally considered to be among the safest type of investments in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others such as Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBS") are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

     o Below Investment-Grade Securities. Below investment-grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund, which invests in below investment-grade securities, could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of below-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for below-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Below-investment grade securities can also be more difficult to sell for good value.

o Income Risk. A Fund that invests in debt securities is subject to the risk that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

o Foreign Investment Risk. A Fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers' balance of payments, overall debit level, and cash flow from tax or other revenues.

     o Developing Country Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under Communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

o Derivatives Risk. Derivatives are used to limit risk in a Fund or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
   (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

o Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in foreign securities, derivatives, and securities with substantial market and credit risk.

o Stock Market Risk. The Fund is subject to the risk that stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for mid-sized companies, or companies in developing industries, which tend to be more vulnerable to adverse developments.

o Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's securities. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments.

SELECTIVE DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS

Please see the SAI for a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities.

                              THE FUND'S MANAGEMENT

INVESTMENT ADVISER

Julius Baer Investment Management LLC ("JBIM" or "Adviser"), located at 330 Madison Avenue, New York, NY 10017, manages the Fund. The Adviser is responsible for running all of the operations of the Fund, except for those that are subcontracted to the custodian, fund accounting agent, transfer agent, distributor and administrator. The Adviser is a registered investment adviser and a majority owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY, 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. ("JBH") of Zurich, Switzerland. (JBH, its subsidiaries and affiliates are referred to as the Julius Baer Group.) As of [MONTH DAY], 2006, JBIM had assets under management of approximately $[__] billion.

Under the advisory agreement for the Total Return Plus Bond Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of [___%] of the average daily net assets of the Fund. The Adviser has currently agreed to reimburse the Fund for expenses that exceed the annualized expense ratio of [____%] and [____%] of the average daily net assets of the Class A shares and Class I shares, respectively. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to "THE FUND'S FEES AND EXPENSES" table in the "RISK/RETURN SUMMARY" section of this Prospectus for more information regarding the Expense Limitation of the Fund.

The Adviser or its affiliates may pay from its own resources compensation to investment advisers and others for investor servicing including handling potential investor questions concerning the Fund, assisting in the enhancement of relations and communications between the Fund and investors, assisting in the establishment and maintenance of investor accounts with the Fund and providing such other services that in the Adviser's view will assist Fund investors in establishing and maintaining a relationship with the Fund. See "DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES."

A discussion regarding the basis for the Board's approval of the investment advisory contract of the Fund will be available in the Fund's semi-annual report for the period ending April 30, 2006.

PORTFOLIO MANAGEMENT OF THE FUND

The portfolio managers listed below are primarily responsible for the day-to-day management of the Fund. For additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of shares of the Fund, please consult the Fund's SAI.

DONALD QUIGLEY, CFA, Vice President and Head of Global Fixed Income with JBIM since February 2001, has been co-managing the Total Return Bond Fund with Mr. Pell since August 10, 2001. Prior to joining JBIM, Mr. Quigley served as a U.S. fixed income trader at Chase Asset Management (September 1993 - January 2001). Mr. Quigley is primarily responsible for the day-to-day management of the Total Return Bond Fund and serves as lead portfolio manager.


GREG HOPPER, First Vice President with JBIM since June 2002, has been primarily responsible for managing the Global High Yield Bond Fund since its inception. Prior to joining the Julius Baer Group in June 2002, Mr. Hopper was a Senior Vice President and High Yield Bond Portfolio Manager at Zurich Scudder Investments (October 2000 - June 2002) and a High Yield Bond Portfolio Manager at Harris Investment Management (July 1999-October 2000) and at Bankers Trust (April 1993- June 1999).

                              INVESTING IN THE FUND

PRICING OF FUND SHARES

The Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange ("NYSE") is open. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The NYSE is typically closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund calculates the NAV per share, generally using market prices, by dividing the total value of the Fund's net assets by the number of the shares outstanding. NAV is calculated separately for each Class of the Fund. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in good order by the Fund or its authorized agents. A request is in good order when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, and any other required documentation in accordance with the Fund's or its authorized agent's procedures. The offering price is the NAV. The Fund may purchase securities that are primarily listed on foreign exchanges that, due to time zone differences and non-universal holidays, trade on weekends or on other days when the Fund does not price its shares. Therefore, the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined through methods approved by the Board. The Board has identified certain circumstances in which the use of the fair value pricing method is necessary. In such circumstances, the Board has also approved an independent fair value service for foreign equities which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Fund's Pricing Committee may determine the fair value price based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board has determined represents fair value;

o Securities mainly traded on a U.S. exchange are valued at the last sale price on the [primary] exchange or, if no sales occurred during the day, at the mean of the current quoted bid and asked prices; and

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if a determination is made that an event is so significant that it may materially affect the value of the Fund's securities (such as changes in U.S. stock market prices or other financial indicators) and such event occurs after the time the value was determined, the Board or its delegates might adjust the previous closing price to reflect what it believes to be the fair market value as of the Fund's valuation time ("fair value pricing"). This may cause the value of the security on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. The Fund may fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Fund may use a fair value pricing service approved by the Board in valuing foreign equities to help alleviate time-zone arbitrage.

SIGNIFICANT EVENTS. The closing prices of domestic or foreign securities may not reflect their market values at the time the Fund calculates its NAV if an event that materially affects the value of those securities (a "Significant Event") has occurred since the closing prices were established on the domestic or foreign exchange or market, but before the Fund's NAV calculation. Examples of Significant Events include: events that relate to a single issuer or to an entire market sector; significant fluctuations in domestic or foreign markets or other financial indicators; and occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, corporate actions or significant government actions. In such instances, the Fund may determine whether to utilize fair value pricing.

To the extent the Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders. While the Fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

PURCHASING YOUR SHARES

[] INVESTOR ALERTS:

o The Fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

o Shares of the Fund have not been registered for sale outside of the United States and its territories.

You should read this Prospectus carefully and then determine how much you want to invest and which class of shares you should purchase. Check below to find the minimum investment amount required as well as to learn about the various ways you can purchase your shares.

SHARE CLASSES

The Fund offers two classes of shares: Class A and Class I. The classes receive different services and pay different fees and expenses. Class A shares pay a Rule 12b-1 distribution fee. Class I shares do not pay these fees.

Class I shares are offered primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, trusts, banks, brokers, companies and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.

INVESTMENT MINIMUMS

------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS A                            CLASS I ^
------------------------------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT               INITIAL INVESTMENT         ADDITIONAL INVESTMENT       INITIAL INVESTMENT
------------------------------------------------------------------------------------------------------------------------------
Regular account                  $2,500                     $1,000                      $1,000,000*
------------------------------------------------------------------------------------------------------------------------------
Individual Retirement
   Account (IRA)                 $100                       No Minimum Amount           $1,000,000*
------------------------------------------------------------------------------------------------------------------------------
Tax deferred retirement
   plan other than an IRA        $500                       No Minimum Amount           $1,000,000*
------------------------------------------------------------------------------------------------------------------------------
Disciplined asset allocation
   platforms**                   $25,000                    No Minimum Amount           $1,000,000*
------------------------------------------------------------------------------------------------------------------------------

^ Certain related accounts may be aggregated at management's discretion for purposes of meeting the initial minimum investment.

*    There is no minimum subsequent investment for Class I shares.

** Disciplined asset allocation platforms are discretionary accounts/programs where investment decisions are made at the firm level.

You may purchase Class I shares only if you meet one of the above-stated criteria under "SHARE CLASSES" and you meet the mandatory monetary minimums set forth in the table. If you do not qualify to purchase Class I shares and you request to purchase Class I shares, your request will be treated as a purchase request for Class A shares or declined.

The following investors may purchase Class I shares with no minimum initial investment requirement: Board members and officers of the Fund, the Bank Julius Baer Employees 401(k) Savings Plan and the Bank Julius Baer Co., Ltd. Retirement Plan. The Fund and the Distributor (as defined herein) at their discretion may waive the minimum initial investment requirements for other categories of investors.

You can invest in Fund shares in the following ways:

THROUGH A BROKER

o You can purchase shares through a broker that has a relationship with Quasar Distributors, LLC ("Quasar" or "Distributor"), the distributor of the Fund's shares. The Distributor is located at 615 East Michigan Street, Milwaukee, WI 53202. If your broker does not have a relationship with Quasar, you may be charged a transaction fee. If the broker does not have a selling group agreement, the broker would need to enter into one before making purchases for its clients.

o If you buy shares through a broker, the broker is responsible for forwarding your order to U.S. Bancorp Fund Services, LLC (the "Transfer Agent") in a timely manner. If you place an order with a broker that has a relationship with the Distributor and/or directly with the Fund by 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading, you will receive that day's price and be invested in the Fund on that day.

o As noted above, the Distributor has entered into contractual agreements pursuant to which orders received by your broker before the close of the NYSE will be processed at the NAV determined on that day if received by the Transfer Agent in a timely manner. The Distributor and/or Transfer Agent, through use of selling and service agreements and other measures, will use reasonable efforts to ensure receipt by the Processing Organization (as defined herein) prior to 4:00 p.m. (Eastern time) and to protect the Fund from prohibited activity by brokers.

o You may also be able to purchase shares through a broker that does not have a direct relationship with the Distributor. Orders from such a broker received by the Transfer Agent by 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading will be effected that day. Your broker may charge you a transaction fee. Please discuss any transaction fees with your broker.

o You may add to an account established through any broker either by contacting your broker or directly through the Transfer Agent by using one of the methods below. If you purchase shares through an intermediary, that party is responsible for transmitting your orders to purchase and sell shares.

THROUGH RETIREMENT PLANS

RETIREMENT PLANS. For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), self-employed retirement plan (H.R.10), a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, an investor should telephone the Transfer Agent at (800) 387-6977 or write to the Transfer Agent at the address shown on the back cover of this Prospectus.

[] INVESTOR ALERT: You should consult your tax adviser about the establishment of retirement plans.

o You may invest in the Fund through various Retirement Plans. The Fund's shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.

o Please refer to directions received through your employer's plan, the Transfer Agent or your financial adviser.

 Class I shares are not appropriate for IRA accounts other than IRA rollover accounts.

o For further information about any of the plans, agreements, applications and annual fees, contact the Transfer Agent or your financial adviser.

PURCHASES BY MAIL

To make an initial purchase by mail:

o    Complete an Application.

o Mail the Application, together with a check made payable to Julius Baer Investment Funds:

BY MAIL:                                    BY OVERNIGHT OR EXPRESS MAIL TO:
Julius Baer Funds                           Julius Baer Funds
c/o U.S. Bancorp Fund Services, LLC         c/o U.S. Bancorp Fund Services, LLC
P.O. Box  701                               615 East Michigan Street 3rd Floor,
Milwaukee, WI 53201-0701                    Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union. The Fund does not accept third party checks, foreign checks, U.S. Treasury checks, credit card checks, starter checks or cash, including cashier's checks or money orders, under $10,000.

To make a subsequent purchase by mail:

o Subsequent investments may be made in the same manner as an initial purchase, but you need not include an Application. When making a subsequent investment, use the return remittance portion of your most recent confirmation statement, or indicate on the face of your check, the name of the Fund, the exact title of the account, your address, and your Fund account number.

In compliance with the USA Patriot Act of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. Please contact the Fund's Transfer Agent at (800) 387-6977 if you need additional assistance when completing your application.

PURCHASES BY WIRE

To make an initial purchase by wire:

o If you are making an initial investment in the Fund, before you wire funds, please contact the Fund at (800) 387-6977 to make arrangements with a Service Representative to submit your completed application via mail or overnight delivery. Upon receipt of your application, your account will be established and a Service Representative will contact you to provide an account number and wiring instructions. You may then contact your bank to initiate the wire (your bank may charge a fee). Wire funds to:

     U.S. Bank, N.A.
     777 East Wisconsin  Avenue,
     Milwaukee,  WI 53202,
     ABA No. 075000022
     Credit U.S. Bancorp Fund Services, LLC,
     DDA No. 112-952-137
     Attn.: Julius Baer Funds, Fund Name, New Account
     For: Account Name (Name of Investor).

o The wire must specify the Fund in which the investment is being made, account registration, and account number. To make a subsequent purchase by wire:

o Before sending your wire, please contact the Fund at (800) 387-6977 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

AUTOMATIC INVESTMENT PLAN

You may make regular monthly or quarterly investments automatically in amounts of not less than $100 per month in Class A Shares of the Fund. You will need to complete the appropriate section of the application to do this. Call the Fund at
(800) 387-6977 for further information. Shares purchased using the Automatic Investment Plan ("AIP") may not be redeemed for fifteen business days from the date of investment.

PROCESSING ORGANIZATIONS

You may purchase shares of the Fund through a "Processing Organization," (for example, a mutual fund supermarket), which includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with JBIM. The Fund has authorized certain Processing Organizations to accept purchase and sale orders on its behalf. Before investing in the Fund through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When you purchase shares in this way, the Processing Organization may:

o charge a fee for its services;

o act as the shareholder of record of the shares;

o set different minimum initial and additional investment requirements;

o impose other charges and restrictions; and

o designate intermediaries to accept purchase and sale orders on the Fund's behalf.

The Fund considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order in accordance with the Processing Organization's procedures. These orders will be priced based on the Fund's NAV determined after such order is accepted. The Distributor and/or Transfer Agent, though use of selling and service agreements and other measures, will use reasonable efforts to ensure receipt by the Processing Organization prior to 4:00 p.m. (Eastern time) and to protect the Fund from prohibited activity by brokers.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Fund. Certain Processing Organizations may receive compensation from the Fund, the Adviser or their affiliates. See "DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES."

ADDITIONAL INFORMATION

If your purchase transaction is canceled due to nonpayment or because your check or AIP does not clear, you will be responsible for any loss the Fund or its agents incur and you will be subject to a fee of $25.00. If you are an existing shareholder, shares will be redeemed from other accounts, if necessary, to reimburse the Fund and you will be liable for any losses or fees incurred by the Fund or its agents. In addition, you may be prohibited or restricted from making further purchases.

EXCHANGING YOUR SHARES

EXCHANGE PRIVILEGE

Shareholders of record may exchange shares of the Fund for shares of the appropriate class of any other fund of the Julius Baer Investment Funds (with the exception of the International Equity Fund, which is limited to exchanges by existing shareholders of this fund) or the Julius Baer Global Equity Fund Inc. on any business day, by contacting the Transfer Agent directly. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. A notary public cannot guarantee signatures. You should submit your written exchange request to the Transfer Agent at the address under "PURCHASES BY MAIL." The minimums for purchasing apply for exchanges. Please remember that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another so that there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to market close will be made at that day's closing NAVs. In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.

A redemption fee of 2% of the amount redeemed will apply to shares exchanged or redeemed from the Fund if such Fund shares were purchased within 90 days or less of the redemption by exchange. See the section entitled "REDEMPTION FEE" for more information.

The Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is 90 days or less, the redemption fee will be assessed.

The Fund will not impose this redemption fee to omnibus accounts due to the inequities that this would impose on individual shareholders. In addition, the Fund will not impose this redemption fee on accounts subject to any waiver. (See "REDEMPTION FEE" below.) Instead, the Fund expects the broker, retirement plan or financial intermediary will impose such fees. Both the Fund's Adviser and Transfer Agent will use their best efforts to ensure omnibus accounts are assessing any applicable redemption fee.

EXCHANGES BY TELEPHONE

To exchange shares by telephone:

o    Call (800) 387-6977.

o Shares exchanged by telephone must adhere to the minimum investment requirements.

o Exchange requests received after 4:00 p.m. (Eastern Time) will be processed using the NAV determined on the next business day.

o During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Fund by telephone, but send your request by overnight courier to: Julius Baer Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

o The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To have the ability to exchange shares by telephone, you must indicate this on the Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Julius Baer Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Fund and its agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by the Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.

EXCHANGES BY MAIL


To exchange shares by mail:

o Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).

o If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.

o    For further information, call (800) 387-6977.

REDEEMING YOUR SHARES

HOW TO REDEEM SHARES

You may redeem shares of the Fund on any day the NYSE is open, either directly or through your financial intermediary. The price you will receive is the NAV per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you within seven days. However, if shares have recently been purchased by check, you may not be able to redeem your account until your check has been collected (which may take up to fifteen business days from the date of purchase). Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4:00 p.m. (Eastern Time) will be processed using the NAV per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests. Your right to redeem your shares could be suspended during certain circumstances.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on Class A shares and Class I shares redeemed 90 days or less after their date of purchase. An exchange from the Fund is considered a redemption of Fund shares. The redemption fee is intended to limit short-term trading and to compensate the Fund for expenses directly related to that type of activity. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and will be paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. If this holding period is 90 days or less, the redemption fee will be assessed.

Due to certain economies involved, the Fund may waive the redemption fee for certain tax advantaged retirement plans or certain disciplined asset allocation platforms that a financial institution has put in place where the investment decisions are made at the firm level, and shares acquired by reinvestment of dividends or distributions of the Fund. To qualify for the waiver, the tax-advantaged retirement plan and disciplined asset allocation platform must be pre-approved by the Fund's Adviser and Distributor. In addition, the Adviser and Distributor must reasonably believe that the plan or platform is not to engage in market timing activities. (See "POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING" below). The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.

The Fund will not impose this redemption fee on accounts subject to a waiver or to omnibus accounts due to the inequities that this would impose on individual shareholders. Instead, the Fund expects the broker, retirement plan or financial intermediary will impose such fees. The Fund's Adviser and Transfer Agent will use their best efforts to ensure omnibus accounts are assessing any applicable redemption fee.

If your shares were purchased through a Processing Organization or an omnibus account, your Processing Organization or financial intermediary is required to monitor the holding period applicable to your shares and to assess any applicable redemption fee.

In addition, should extenuating circumstances such as financial hardships, illness, or death occur, the Fund may reimburse such fees. Fees will only be reimbursed after obtaining appropriate written documentation of such hardship.

REDEEMING SHARES BY MAIL

To redeem shares by mail:

Send a signed letter of instruction to: Julius Baer Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. The letter of instruction should include the Fund Name, Shareholder Name, Account Number, the amount or shares to be redeemed and a signature guarantee if required.

o Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

o Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Fund's Transfer Agent.

o Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

o    For further information, call (800) 387-6977.

REDEEMING SHARES BY TELEPHONE

To redeem shares by telephone:

o Call (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is typically closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

o    Specify  the amount of shares  you want to redeem  (minimum  $500,  maximum
$50,000).

o Provide the account name, as registered with the Fund, and the account number.

o Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration or, if requested, (ii) wired to an account at a commercial bank that you have previously designated. A $15.00 fee is charged to send proceeds by wire. This charge is subject to change without notice (minimum wire amount $500.00). Your bank may charge a fee to receive wired funds.

o During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Julius Baer Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

o The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

To redeem shares by telephone, you must indicate this on your Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Julius Baer Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Fund's Transfer Agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Fund and its agents will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days.

THROUGH THE SYSTEMATIC WITHDRAWAL PLAN ("SWP")

If you have an account value of $10,000 or more in Class A shares of the Fund, you may redeem Class A shares through a SWP on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal for Class A shares is $500. You may enroll in a SWP by completing the appropriate section on the Application. You may change your payment amount or terminate your participation by contacting the Transfer Agent five days prior to effective date. You must pay any applicable redemption fees when you redeem shares from date of purchase.

SIGNATURE GUARANTEE REQUIRED

For your protection, a signature guarantee is required in the following situations:

o    If ownership is changed on your account

o When redemption proceeds are sent to other than the registered owner(s) at the address of record

o    When adding telephone redemption privileges to an existing account

o    When adding or changing fed wire or banking instructions on an account

o If a change of address request was received by the Transfer Agent within the last 15 days o Any redemption of shares with a value of more than $50,000

LOW ACCOUNT BALANCES

The Fund may sell your Class A shares if your account balance falls below $1,000 as a result of redemptions you have made, but not as a result of a reduction in value from changes in the value of the shares. The Fund may exchange your Class I shares for Class A shares of the Fund if your account balance falls below the applicable minimum investment amount for Class I shares as a result of redemptions you have made. The Fund will let you know if your shares are about to be sold or exchanged and you will have 60 days to increase your account balance to more than the minimum to avoid the sale or exchange of your Fund shares.

>> SPECIAL CONSIDERATION: Involuntary sales may result in sale of your Fund shares at a loss or may result in taxable investment gains.

RECEIVING SALE PROCEEDS

Redemption payment will typically be made on the next business day, but no later than the seventh business day, after receipt by the Fund's Transfer Agent of the written or telephone redemption request and, if required, a signature guarantee and any other necessary documents.

REDEMPTIONS IN-KIND

The Fund reserves the right to redeem your shares by giving you securities from the Fund's portfolio under certain circumstances, generally in connection with very large redemptions. See the SAI for further information.

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict or reject, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary. In addition, the Fund reserves the right to cancel any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING

To the extent that the Fund or its agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit may correspondingly increase the Fund's operating costs and decrease the Fund's investment performance. Maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

In addition, to the extent that the Fund invests in foreign securities traded on markets which may close prior to the time the Fund determines its NAV (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the Fund's valuation time that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as time-zone arbitrage).

High yield bonds (commonly known as junk bonds) are often infrequently traded. Due to this fact, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as time-zone or price arbitrage). Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than funds, which invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. The Fund has procedures designed to adjust closing market prices of securities under certain circumstances to reflect what it believes to be the fair value of the securities as of the Fund's valuation time. To the extent that the Fund does not accurately value securities as of its valuation time, investors engaging in time-zone arbitrage may cause dilution in the value of Fund shares held by other shareholders.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request
(including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to the Fund. Although the Fund does not limit a shareholder to a certain number of purchases and sales of Fund shares within a specific time period, trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. The Fund imposes a redemption fee on shares redeemed within 90 days, except as discussed above. See "REDEMPTION FEE." As described under "PRICING OF FUND SHARES," the Fund has also enlisted an independent fair value service which may have the effect of reducing excessive trading activity in funds that hold equities when instances of time-zone arbitrage are heightened. Transactions placed in violation of the Fund's excessive trading policy are not deemed accepted by the Fund and may be canceled or revoked by the Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate its clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Fund seeks to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in the Fund will occur. See "EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES" in the SAI for further information.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES

The Fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act for its Class A shares. These plans allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of Class A shares.

Under the plans, the Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PROCESSING ORGANIZATION SUPPORT PAYMENTS

The financial adviser/Processing Organization through which you purchase your shares may receive all or a portion of Rule 12b-1 distribution and service fees described above. In addition, JBIM or one or more of its affiliates (for purposes of this section only, collectively JBIM), may make additional cash payments from their own resources, to certain Processing Organizations as incentives to market the Fund shares or in recognition of their marketing, transaction processing and/or administrative services support. This compensation from JBIM is not reflected in the fees and expenses listed in the fee table section of this Prospectus.

JBIM may make payments to key Processing Organizations that provide marketing support. In the case of any one Processing Organization, marketing support payments, with certain limited exceptions, will not exceed 0.25% of the total net assets attributable to the Processing Organization, on an annual basis. In addition, Processing Organizations may offer Fund shares through specialized programs such as retirement programs, qualified tuition programs or bank trust programs. JBIM may also make payments for administrative and marketing services provided by a Processing Organization relating to these programs. Payments for these arrangements may vary but generally will not exceed 0.25% of the total assets in the program, on an annual basis. To the extent permitted by Securities and Exchange Commission ("SEC") and rules of the National Association of Securities Dealers, Inc. (NASD) and other applicable laws and regulations, JBIM may pay or allow other promotional incentives or payments to Processing Organizations.

Further details about the payments made by JBIM and the services provided by your Processing Organization are set forth in the SAI. Your Processing
Organization may charge you additional fees or commissions other than those disclosed in this Prospectus. You can ask your Processing Organization for information about any payments it receives from JBIM and any services it provides, as well as about fees and/or commissions it charges.

                             DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. Income dividends are declared and paid by the Fund monthly. Distributions of any capital gains earned by the Fund will be made at least annually.

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may either submit a written request to or call the Transfer Agent at the address or telephone number shown on the back cover of this Prospectus.

The Fund offers four investment options:

     o Reinvest dividends and capital gain distributions in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your dividends and distributions.

     o    Pay  dividends  in  cash,   reinvest  capital  gain  distributions  in
          additional shares of the Fund.

     o    Pay  capital  gain  distributions  in  cash,   reinvest  dividends  in
          additional shares of the Fund.

     o Pay dividends and capital gain distributions in cash. ($10 minimum check amount). The Fund will automatically reinvest all dividends under $10 in additional shares of the Fund.

Your distribution will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV. All future distributions will be automatically reinvested in the shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks.

TAX INFORMATION

DISTRIBUTIONS: The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you choose to reinvest such dividends in additional shares of the Fund or to receive cash.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

ORDINARY INCOME: Income and short-term capital gains distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

>> TAX ON SALE OF SHARES: Selling your shares may cause you to incur a taxable gain or loss.

STATEMENTS AND NOTICES: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Fund and certain distributions paid by the Fund during the prior tax year.

>> SPECIAL TAX CONSIDERATION: You should consult with your tax adviser to address your own tax situation.


FINANCIAL HIGHLIGHTS

As of the date of this Prospectus, the Fund has not commenced operations. Because the Fund has no operations, it has no financial highlights to report.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

You can get free copies of the Fund's annual and semi-annual reports (once available), and the Fund's SAI, request other information about the Fund, and receive answers to your questions about the Fund by contacting the Transfer Agent at:

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street LC-3
Milwaukee, WI 53202
(800) 387-6977

The Securities and Exchange Commission (SEC) maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information about the Fund. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.

You may also obtain copies of this Prospectus, the SAI and annual and semi-annual reports (once available) of the Fund, and find more information about the Fund on the Internet at: www.us-funds.juliusbaer.com.

Investment Company Act file no. 811-6652

                                JULIUS BAER FUNDS


                   JULIUS BAER INVESTMENT FUNDS (the "Trust")

     Julius Baer Total Return Plus Bond Fund ("Total Return Plus Bond Fund")

                       STATEMENT OF ADDITIONAL INFORMATION
                                [MONTH DAY], 2006


This Statement of Additional Information ("SAI") is not a Prospectus, but it relates to the prospectus of the Julius Baer Total Return Plus Bond Fund (the "Fund") dated [MONTH DAY], 2006, as may be amended and supplemented from time to time (the "Prospectus").

You can get a free copy of the Fund's Prospectus and SAI, request other information and discuss your questions about the Fund by contacting the Transfer Agent at:

                          US Bancorp Fund Services, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202
                                 (800) 387-6977

You can also obtain copies of the Prospectus and SAI from the Fund's website at http//www.us-funds.juliusbaer.com.

You can view the Fund's Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission ("SEC").

You can get text-only copies:

                    For a fee, by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-6009.
                    Telephone:  1-202-942-8090
                    E-mail address:  publicinfo@sec.gov

                    Free from the SEC's Internet website at http://www.sec.gov.

                                TABLE OF CONTENTS

Contents                                                                Page
--------                                                                -----
FUND HISTORY...............................................................1

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS.........................1

   Classification..........................................................1

   Portfolio Investments...................................................1

INVESTMENT STRATEGIES......................................................2

INVESTMENT LIMITATIONS....................................................19

DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS...............................21

MANAGEMENT OF THE FUND....................................................23

   Boards of Trustees And Directors.......................................23

   Trustees, Directors and Officers.......................................23

   Name of Trustee/Director...............................................26

INVESTMENT ADVISORY AND OTHER SERVICES....................................28

   Investment Adviser.....................................................28

   Portfolio Managers.....................................................29

   Administrator and Custodian............................................31

   Distributor............................................................31

   Distribution And Shareholder Services Plans............................31

   Processing Organization Support Payments...............................32

   Transfer Agent.........................................................33

   Code of Ethics.........................................................33

   Proxy Voting Procedures................................................33

   Brokerage Allocation and Other Practices...............................33

CAPITAL STOCK.............................................................34

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................35

   Portfolio Valuation....................................................35

   In-Kind Purchases......................................................36

   Limitations on Redemptions.............................................36

ADDITIONAL INFORMATION CONCERNING EXCHANGE PRIVILEGE......................36

   Excessive Purchases and Redemptions or Exchanges.......................37

ADDITIONAL INFORMATION CONCERNING TAXES...................................37

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................39

COUNSEL...................................................................39

FINANCIAL STATEMENTS......................................................39

APPENDIX A -- DESCRIPTION OF RATINGS......................................40

   Commercial Paper Ratings...............................................40

   Corporate Bond Ratings.................................................40

APPENDIX B - PROXY VOTING GUIDELINES SUMMARY..............................

                                  FUND HISTORY

Julius Baer Investment Funds (the "Trust") was formed as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 30, 1992, and amended on June 22, 1992, September 16, 1993, January 27, 1995, July 1, 1998, October 16, 2002, March 18,
2003, and February 25, 2004 (the "Trust Agreement"). On July 1, 1998, the Trust changed its name from BJB Investment Funds to Julius Baer Investment Funds. Julius Baer Total Return Plus Bond Fund ("Total Return Plus Bond Fund" or the "Fund") was established as a series of the Trust on [MONTH DAY], 2006.

The Prospectus, dated [MONTH DAY], 2006, provides the basic information investors should know before investing, and may be obtained without charge by calling U.S. Bancorp Fund Services, LLC ("U.S. Bancorp" or the "Transfer Agent"), at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus. This SAI is not an offer of the Fund if an investor has not received a Prospectus.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

CLASSIFICATION

The Total Return Plus Bond Fund is a non-diversified open-end management investment company.

PORTFOLIO INVESTMENTS

The Fund may invest in a wide variety of fixed-income securities issued anywhere in the world, including the United States. The Fund may invest in debt securities of US or foreign corporate issuers, the US government, foreign governments, domestic or foreign governmental entities or supranational organizations, such as the International Bank for Reconstruction and Development (the World Bank). The Fund also may use debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices. The Fund also may purchase debt obligations of U.S. or foreign corporations that are issued in a currency other than U.S. dollars. The Fund currently contemplates that it will invest in obligations denominated in the currencies of a variety of countries, including, but not limited to, Argentina, Australia, Canada, Cayman Islands, Chile, Columbia, Croatia, Czech Republic, Denmark, Egypt, Hong Kong, Hungary, Iceland, India, Indonesia, Israel, Japan, Mexico, New Zealand, Norway, Poland, Romania, South Africa, Sweden, Switzerland, Taiwan, Turkey, the United Kingdom, the United States and Uruguay. The Fund may also invest in those countries denominated in the Euro. In order to seek to protect against a decline in value of the Fund's assets due to fluctuating currency values, the Fund may engage in certain hedging strategies, as described under "Common Investment Strategies" below.

The Fund will mainly invest in high quality fixed income securities rated at the time of purchase "Baa3" or better by Moody's Investors Service, Inc. or "BBB-" by Standard & Poor's Rating Service. The Fund may invest up to 30% of its net assets in high yield or below investment grade instruments (commonly known as "junk bonds") of issuers located throughout the world. The high yield instruments are those bonds rated at the time of purchase below the fourth credit (that is, below BBB- by Standard & Poor's Corporation, below Baa3 by Moody's Investors Services, Inc. Normally, the Fund will invest at least 60% of its net assets in securities of U.S. dollar-denominated securities. The Fund will not invest more than 40% in securities of foreign issuers. In addition, the Fund may invest 5% of its net assets in global equity securities.

The Adviser will allocate investments among securities of particular issuers on the basis of its views as to the yield, duration, maturity, issue classification and quality characteristics of the securities, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, the Fund may seek to take advantage of differences in relative values of fixed-income securities among various countries.

                              INVESTMENT STRATEGIES

In attempting to achieve its investment goal, the Fund may engage in some or all of the following investment strategies.

ASSET-BACKED SECURITIES

The Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments, which shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.

BANK OBLIGATIONS

The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive but different governmental regulations, which may limit both the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

BRADY BONDS

The Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

CONVERTIBLE SECURITIES AND BONDS WITH WARRANTS ATTACHED

The Fund may invest in fixed-income obligations convertible into equity securities, and bonds issued as a unit with warrants. Convertible securities, in which a Fund may invest, comprised of both convertible debt and convertible preferred stock, may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock.

The Fund does not intend to retain in its portfolio the common stock received upon conversion of a convertible security or exercise of a warrant and will sell such stocks as promptly as it can and in a manner that it believes will reduce the risk to the Funds of a loss in connection with the sale. The Fund does not intend to retain in its portfolio any warrant acquired as a unit with bonds if the warrant begins to trade separately from the related bond.

CURRENCY EXCHANGE TRANSACTIONS

The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large U.S. or foreign commercial banks) and their customers. The Fund may enter into a forward contract in the following circumstances:

         (1) When the Fund purchases a foreign currency denominated security for settlement in the near future, it may immediately purchase in the forward market the foreign currency needed to pay for and settle the transaction.

         (2) When the Adviser believes that the currency of a specific country may deteriorate against another currency, the Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be more or less than the value of the Fund's securities denominated in the less attractive currency. While such actions are intended to protect the Fund from adverse currency movements, there is a risk that the currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the U.S. tax status of the Fund as regulated investment companies.

         (3) To remain fully invested, to maintain liquidity or to increase total return.

         (4) As part of its investment strategy, the Fund may forward foreign currency contacts to hedge the Fund's portfolio holdings against currency risks. The Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the Adviser.

To support its obligation when the Fund enters into a forward contract to buy or sell currencies, the Fund will earmark or segregate cash or liquid securities having a value at least equal to its obligation or continue to own or have the right to sell or acquire, respectively, the currency subject to the forward contract.

The Fund may also invest in instruments offered by brokers that combine forward contracts, options and securities in order to reduce foreign currency exposure.

The Fund's dealings in forward currency exchange may be used for hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions denominated or quoted in that currency or in another currency in which portfolio securities are denominated, the movements of which tend to correlate to the movement in the currency sold forward (hedged currency). The Fund may not position a hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency or the hedged currency. If the Fund enters into a position hedging transaction, cash or liquid securities will be earmarked or segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract or the Fund will own the currency subject to the hedge, or the right to buy or sell it as the case may be. If the value of the securities earmarked or segregated declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, the Fund may either sell a portfolio security or take delivery of the currency. In addition, the Fund may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, at the time of execution of the offsetting transaction, the Fund will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates. In light of the requirements that the Fund must meet to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code") for a given year, the Fund currently intends to limit the gross income from currency transactions to less than 10% of gross income for that taxable year.

CURRENCY HEDGING TRANSACTIONS

The value in U.S. dollars of the assets of the Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Fund, therefore, may engage in currency hedging transactions to protect against uncertainty in the level of future exchange rates. Income received from such transactions could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will conduct foreign currency transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency market or through forward foreign exchange contracts to purchase or sell currency. The Fund also is authorized to purchase and sell listed foreign currency options and options on foreign currency futures for hedging purposes.

DEPOSITORY RECEIPTS

The Fund may invest in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or European Depository Receipts ("EDRs") (collectively, "Depository Receipts"). ADRs are receipts, typically issued by an U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe, which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Fund may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the Fund's investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

EXCHANGE TRADED FUNDS (ETFS)

The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

FIXED-INCOME INVESTMENTS

The Fund may invest in fixed-income securities. The performance of the debt component of the Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of the Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. Generally, shorter-term securities are less sensitive to interest rate changes, but longer-term securities offer higher yields. The Fund's share price and yield will also depend, in part, on the quality of its investments. While U.S. Government securities are generally of high quality, government securities that are not backed by the full faith and credit of the United States and other debt securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the Fund's share price will depend on the extent of the Fund's investment in such securities.

FOREIGN INVESTMENTS

The Fund may invest in foreign securities. Investors should recognize that investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Fund will be investing substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Many of the foreign securities held by the Fund will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC.
Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments, which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Fund of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays, which may expose the Fund to unreasonable risk of loss.

The interest payable on the Fund's foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Fund's income. Additionally, the operating expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, are higher than those costs incurred by investment companies investing exclusively in U.S. securities, but are not higher than those paid by many other international or global funds.

The Fund will not invest more than 25% of its assets in the securities of supranational entities.

INVESTING IN EMERGING MARKETS

The Fund may invest in securities of issuers located in emerging market countries. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. In addition, investing in emerging market countries may increase a fund's risk or exposure to exchange rate volatility.

"Emerging markets" are located in the Asia-Pacific region, Central and Eastern Europe, Latin America, South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristics of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodian or other arrangements before making investments in securities of issuers located in emerging market countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

FUTURES, OPTIONS AND CURRENCY EXCHANGE TRANSACTIONS

FUTURES ACTIVITIES. The Fund may enter into stock- index futures contracts. The Fund may enter into interest rate futures contracts and foreign currency futures contracts. The Fund may also purchase or write related options that are traded on foreign as well as U.S. exchanges.

Entering into a futures contract enables the Fund to seek to protect its assets from fluctuations in value without necessarily buying or selling the assets. The Fund may not enter into futures transactions, other than those considered to be "bona fide" hedging by the Commodity Futures Trading Commission, if the sum of the amount of initial margin deposits on its existing futures contracts and premiums paid for unexpired options would exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on commodity contracts into which it has entered. The Fund will not use leverage when it enters into long futures or options contracts. For each long position, the Fund will deposit cash, cash equivalents, or other liquid assets, which, when aggregated with accrued profits held at the Fund's custodian or approved futures commission merchant (FCM) will have a value equal to the underlying commodity value of the contract as collateral with its custodian or FCM in a segregated account.

Interest rate and stock-index futures contracts are standardized contracts traded on commodity exchanges involving an obligation to purchase or sell a predetermined amount of a debt or equity security at a fixed date and price.

A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place. Foreign currency futures are similar to forward currency contracts, except that they are traded on commodities exchanges and are standardized as to contract size and delivery date. In investing in such transactions, the Fund would incur brokerage costs and would be required to make and maintain certain "margin" deposits. The Fund also would be required to earmark or segregate assets or otherwise cover the futures contracts requiring the purchase of foreign currencies. Most currency futures call for payment or delivery in U.S. dollars. As part of their investment strategy, the Fund may use forward foreign currency contracts to hedge the Fund's portfolio holdings against currency risks. The Fund also may utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when the Adviser believes that purchasing underlying equities denominated in that currency is not recommended.

Currency futures are subject to the risks of other types of futures activities. In addition, while the value of currency futures and options on futures can be expected to correlate with exchange rates, it will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures contracts to the value of the Fund's investments denominated in that currency over time.

The value of portfolio securities will far exceed the value of the futures contracts sold by the Fund. Therefore, an increase in the value of the futures contracts could only mitigate but not completely offset the decline in the value of the Fund's assets. No consideration is paid or received by the Fund upon entering into a futures contract. Upon entering into a futures contract, the Fund will be required to deposit in a segregated account with its custodian or approved FCM an amount of cash or other liquid assets equal to a portion of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The successful use of futures contracts is subject to the ability of the Adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the
underlying   securities  or  currencies  and  movements  in  the  price  of  the securities, which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, any increase in the value of the portion of the Fund's securities being hedged may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If the Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance. In addition, in such situations, if the Fund has insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

OPTIONS ON SECURITIES. The Fund may write options to generate current income or hedges to reduce investment risk. The Fund may utilize up to 2% of its total assets to purchase put options on securities and an additional 2% of its total assets to purchase call options on securities that are traded on foreign or U.S. exchanges or in the over-the-counter market. In addition, a Fund may write covered call options and put options on up to 25% of the net asset value of the securities in its portfolio. The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the call options it has written. The put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the Fund has the right to purchase from such Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund may purchase and write options on securities on U.S. and foreign securities exchanges or in the over-the-counter market.

Although the Fund will generally purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market for an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered Clearing Corporation and securities exchanges facilities inadequate. These inadequacies led to the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the Fund. The Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by its Adviser, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

Securities exchanges generally have established limitations governing the maximum number of calls and puts that each class may hold, write or exercise within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Adviser and affiliates of the Adviser may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. Government securities. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. In doing so, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. Government securities for which the Fund may write covered call options. If the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

In addition to writing covered options for other purposes, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by its Adviser. Successful use by the Fund of options will be subject to its Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

COVERED OPTION WRITING. The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the Fund as the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

The Fund will write only covered options. Accordingly, whenever the Fund writes a call option it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (1) earmark or segregate cash or liquid securities having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account).

Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to the excess of the security's market value at the time of the option's exercise over the greater of (i) the Fund's acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.

The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To affect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that a Fund has written, an option of the same series as that on which such Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to affect closing purchase transactions at a time when it wishes to do so. As discussed above under "Options on Securities," to facilitate closing purchase transactions, the Fund will write options only if a secondary market for the option exists on a recognized securities exchange or in the over-the-counter market. Option writing for the Fund may be limited by position and exercise limits established by securities exchanges and the National Association of Securities Dealers, Inc. (NASD). Furthermore, the Fund may, at times, have to limit its option writing in order to qualify as a regulated investment company under the Code.

Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of the Fund as the writer of an option continues, such Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (Clearing Corporation) and of the securities exchange on which the option is written.

The Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by the Fund of options will depend on the Adviser's ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.

The Fund may purchase call options in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless and a Fund will lose the premium paid for the option.

OPTIONS ON STOCK INDICES. The Fund may purchase and sell call and put options on stock indices. The Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Fund against declines in the value of securities they own or increase in the value of securities to be acquired. The Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

OPTIONS ON SWAP AGREEMENTS. The Fund may enter into options on swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon the exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

FOREIGN CURRENCY OPTIONS. The Fund may purchase put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six or nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price, which is expected to be lower than the spot price of the currency at the time the option expires. An option on a foreign currency, which may be entered into on a U.S. or foreign exchange or in the over-the-counter market, gives the purchaser, in return for a premium, the right to sell for a put and buy for a call the underlying currency.

The Fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. For example, a decline in the dollar value of a foreign currency in which the Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities it holds, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could partially offset the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

OPTIONS ON FUTURES CONTRACTS

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by a Fund's Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

OPTIONS ON INTEREST RATE FUTURES CONTRACT. The Fund may purchase and write put and call options on interest rate futures contracts that are traded on a U.S. exchange or board of trade. These transactions may be used as a hedge against changes in interest rates and market conditions. The Fund may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

As contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income or equity security futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds for calls or is less than for puts the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option, plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Funds.

OPTIONS ON A FOREIGN CURRENCY FUTURES CONTRACT. The Fund may purchase and write put and call options on foreign currency futures contracts that are traded on a U.S. exchange or board of trade. These transactions may be used as a hedge against changes in interest rates and market conditions. The Fund may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Options on foreign currency futures entitle the Fund, in return for the premium paid, to assume a position in an underlying foreign currency futures contract. In contrast to a direct investment in the contract, an option on a foreign currency futures contract gives the purchaser the right, not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined price at a time in the future.

Currency futures and related options are subject to the risks of other types of futures activities. In addition, while the value of currency futures and options on futures can be expected to correlate with exchange rates, it will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures contracts to the value of the Fund's investments denominated in that currency over time.

HIGH-YIELD/HIGH-RISK BONDS

The Fund may invest [30]% of its assets in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. Such bonds may have predominantly speculative characteristics. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

INCOME DEPOSIT SECURITIES ("IDS")

The Fund may invest in IDS. IDS consist of two securities, common shares and subordinated notes of the issuer, which are "clipped" together. Holders of IDSs receive dividends on the common shares and interest at a fixed rate on the subordinated notes to produce a blended yield. The distribution policies of IDS issuers are similar to those of REITs, master limited partnerships and income trusts, which distribute a significant portion of their free cash flow. IDSs are listed on a stock exchange, but initially the underlying securities are not. However, in time (typically in the range of 45 to 90 days after the closing of the offering), holders may unclip the components of the IDSs and trade the common shares and subordinated notes separately.

INTERNATIONAL WARRANTS

The Fund may invest in warrants of international issuers. The Fund's holdings of warrants will consist of equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers. Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant.

Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (Euro-warrants). Equity warrants are traded on a number of European exchanges, principally in France, Germany, Japan, Netherlands, Switzerland and the United Kingdom, and in over-the-counter markets. Since there is a readily available market for these securities, the Adviser of the Funds believes that international warrants should be considered a liquid investment.

Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer's group or by a custodian or other fiduciary for the holders of the covered warrants.

Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

Long term options operate much like covered warrants. Like covered warrants, long term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations. The Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof). To reduce this risk, thr Fund will limit its holdings of covered warrants, index warrants, interest rate warrants and long term options to those issued by entities that either have a class of outstanding debt securities that is rated investment grade or higher by a recognized rating service or otherwise are considered by its Adviser to have the capacity to meet their obligations to the Fund.

LENDING PORTFOLIO SECURITIES

The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. Loans of the Fund's securities may not exceed 33 1/3% of the Fund's net assets. The Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that will be maintained at all times in a segregated account with such Fund's custodian in an amount at least equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund will adhere to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which securities will be maintained by daily marking-to-market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the

Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain the right to vote the securities.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to be in good standing and when, in the Adviser's judgment, the income earned would justify the risks. Cash received as collateral through loan transactions may be invested in other securities eligible for purchase by the Fund. The investment of cash collateral subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

MONEY MARKET INVESTMENTS

The Fund may invest up to 20% of its total assets in short-term investment grade money market obligations. In addition, on occasion, the Adviser may deem it advisable to adopt a temporary defensive posture by investing a larger percentage of its assets in short-term money market obligations. These short-term instruments, which may be denominated in various currencies, consist of obligations of U.S. and foreign governments, their agencies or instrumentalities; obligations of foreign and U.S. banks; and commercial paper of corporations that, at the time of purchase, have a class of debt securities outstanding that is rated A-2 or higher by S&P or Prime-2 or higher by Moody's or is determined by the Adviser to be of equivalent quality. Any short-term obligation rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, the equivalent from another rating service or, if unrated, in the opinion of the Adviser determined to be an issue of comparable quality, will be a permitted investment. For temporary defensive purposes, including during times of international political or economic uncertainty, Fund could also invest without limit in securities denominated in U.S. dollars through investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities) (including repurchase agreements with respect to such securities).

MORTGAGE-RELATED SECURITIES

The Fund may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers.

AGENCY-MORTGAGE-RELATED  SECURITIES:  The  dominant  issuers  or  guarantors  of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans;
(5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly-owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMs are reset periodically, yields of such securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the values of ARMs are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or "tranches." Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The  Fund  considers   GNMA-,   Fannie  Mae-,  and   FHLMC-issued   pass-through
certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of the Fund's investment policies.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. The Fund limits its investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Fund may  invest in,  among  other  things,  "parallel  pay"  CMOs,  Planned
Amortization Class CMOs ("PAC Bonds") and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests, or "residual" interests. The Fund will not invest in residual REMICs. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC certificates are supported by the full faith and credit of the U.S. Treasury.

Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government Mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life. Like fixed income securities in general, mortgage-related securities will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-related securities held by a fund may be lengthened. As average life extends, price volatility generally increases. For that reason, extension of average life causes the market price of the mortgage-related securities to decrease further when interest rates rise than if the average lives were fixed. Conversely, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Prepayments in mortgages tend to increase, average life tends to decline and increases in value are correspondingly moderated.

PRIVATIZATION VOUCHERS

The Fund may invest in privatization vouchers. Privation vouchers reflects a distribution scheme in which at least some shares of the ownership in state industrial enterprises could be transferred to private citizens for free. Organizations and enterprises may be prohibited from accepting privatization vouchers as instruments of payment for goods, services or work. However, privatization vouchers are otherwise negotiable instruments and they may be bought and sold on the market without restriction. Because there may be relatively few potential purchasers for these vouchers, especially under adverse market or economic conditions, the Fund could find it more difficult to sell the vouchers when the Adviser believes that it is advisable to do so or may be able to sell the vouchers only at prices lower than if the vouchers were more widely held. At times, it also may be more difficult to determine the fair value of the vouchers for purposes of computing the Fund's net asset value.

REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from Investment Company Act of 1940, as amended (the "1940 Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements on portfolio securities with member banks of the Federal Reserve System and certain non-bank dealers.
Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the retail price provided in the agreement, including interest.

In addition, although the Bankruptcy Code provides protection for most repurchase agreements, in the event that the other party to a repurchase agreement becomes bankrupt, the Fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. To evaluate this risk, the Adviser has been delegated responsibility by each Board for monitoring the creditworthiness of those bank and non-bank dealers with which the Funds enter into repurchase agreements. A repurchase agreement is considered to be a loan under the 1940 Act. Under normal market conditions, the Fund may invest up to 20% of its total assets in repurchase agreements, although, for temporary defensive purposes, a Fund may invest in these agreements without limit.

RULE 144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER

The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities) or sold pursuant to Section 4(2) of the 1933 Act (4(2) Commercial Paper). A Rule 144A Security or 4(2) Commercial Paper may be considered illiquid and therefore subject to the Fund's 15% limitation on the purchase of illiquid securities, unless each Board or its delegate determines on an ongoing basis that an adequate trading market exists for the security. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities and 4(2) Commercial Paper, although each Board retains ultimate responsibility for any determination regarding liquidity. Each Board will consider all factors in determining the liquidity of Rule 144A Securities and 4(2) Commercial Paper. The Board will carefully monitor any investments by the Fund in Rule 144A Securities and 4(2) Commercial Paper.

PRIVATE PLACEMENTS

The Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell the securities when the Adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing the Fund's net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the 1933 Act, or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the 1933 Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an underwriter for purposes of the 1933 Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

ILLIQUID SECURITIES

The Fund may purchase illiquid securities in an amount not to exceed 15% of its net assets. Illiquid Securities are those securities that the Board or its delegate determines on an ongoing basis do not have an adequate trading market; or for other reasons are not readily resalable; or comprise securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, the fund is permitted to hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of a fund's total assets and (c) when added to all other investment company securities held by such fund, do not exceed 10% of the value of the fund's total assets. Investors should note that investment by the Fund in the securities of other investment companies would involve the payment of duplicative fees (once with the Fund and again with the investment company in which the Fund invests).

SHORT SALES "AGAINST THE BOX"

In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will earmark or segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. Not more than 10% of a Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time.

The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

SWAPS, CAPS, FLOORS AND COLLARS

Among the transactions into which the Fund may enter are interest rate, currency, index and total return swaps and the purchase or sale of related caps, floors and collars. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange by the with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a nationally recognized securities rating organization (NRSRO) or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund will be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Funds in the event of a default.

STRUCTURED NOTES

The Fund may invest in Structured Notes. Structured Notes are derivative securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. A Fund would use Structured Notes to tailor its investments to the specific risks and returns an Adviser wishes to accept while avoiding or reducing certain other risks.

U.S. GOVERNMENT SECURITIES

The Fund may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Funds also may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

UNRATED DEBT SECURITIES

The Fund may invest in unrated debt instruments of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Adviser may treat such securities as unrated debt. See the Appendix for a description of bond rating categories.

VARIABLE RATE INSTRUMENTS

The Fund may invest in variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, the Funds will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

The Fund may utilize up to 20% of its total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. The Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, although, to the extent the Fund is fully invested, these transactions will have the same effect on net asset value per share as leverage. The Fund may, however, sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if its Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but will continue to accrue income on a delayed-delivery security it has sold. When-issued securities may include securities purchased on a "when, as and if issued" basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The Fund will earmark or segregate cash or liquid securities in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments, and will segregate the securities underlying commitments to sell securities for delayed delivery. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.

TEMPORARY DEFENSIVE POSITION

From time to time, the Fund may take a temporary defensive position in reaction to or in anticipation of market, industry and economic changes. During such times, the Fund may invest all or any portion of its assets in short-term obligations. In addition, the Fund may invest all or any portion of its assets in U.S. Government securities, including repurchase agreements with respect to such securities. Also, the Fund may invest all or any portion of its assets in repurchase agreements. The Fund may not achieve its investment goal when its assets are invested in this manner.

PORTFOLIO TURNOVER

The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

High rates of portfolio turnover can lead to increased taxable gains and higher expenses. Certain practices and circumstances could result in high portfolio turnover. For example, the volume of shareholder purchase and redemption orders, market conditions, or the Adviser's investment outlook may change over time. In addition, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.

                             INVESTMENT LIMITATIONS

The investment limitations numbered 1 through 11 have been adopted as fundamental policies and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment limitations 12-14 are non-fundamental policies and may be changed by a vote of the Board of Trustees at any time without shareholder approval. The Fund may not:

1. With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the voting securities of that issuer.

2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

3. Borrow money or issue senior securities except that a Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 30% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. Whenever such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments (including roll-overs). For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings or pledges of the Fund's assets.

4. Make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

5. Purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6. Purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instrument; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts.

7. Issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

8. Underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

9. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin.

10. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales "against the box."

11. Invest more than 15% of the value of the Fund's total assets in securities, which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid.

12. Enter into a futures contract or options transaction if the Fund's total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund's total assets, and the Fund will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund's custodian or will otherwise comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

13. The Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques for the purpose of leverage.

14. The following activities will not be considered to be issuing senior securities with respect to the Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or (d) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.



                   DISCLOSURE OF THE FUND'S PORTFOLIO HOLDINGS

The Board has adopted policies with respect to the disclosure of Fund portfolio holdings. Such policies and procedures regarding disclosure of portfolio securities are designed to prevent the misuse of material, non-public information about the Fund. As a general rule, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except as provided below.

The Fund publicly discloses its top ten holdings as of month-end, no earlier than five calendar days after such month's end. For its second and fourth fiscal quarters, the Fund publicly discloses a comprehensive schedule of its portfolio holdings as of such fiscal quarter-end, no earlier than the first business day falling thirty days, and no later than sixty days, after such quarter's end in its annual and semiannual reports. The Fund's annual and semi-annual reports, including its complete portfolio holdings, are sent to shareholders no more than sixty days' after the relevant period end. The Fund's annual and semiannual reports are also filed with the SEC within ten days of being sent to shareholders. The Fund's disclose complete portfolio holdings for its first and third fiscal quarters within sixty days of the relevant quarter end in its Form N-Q filings with the SEC. You may obtain a copy of the Fund's schedule of portfolio holdings or top ten holdings discussed above by accessing the information on the Fund's website at http://www.us-funds.juliusbaer.com or by calling the Fund at 1-800-387-6977. The Fund's SEC filings are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330).

In addition to the disclosure of portfolio holdings, the Fund has adopted policies with respect to the disclosure of other information concerning the characteristics of the Fund's portfolio. Information as of month-end concerning industries, sectors, country weights, region weights, duration and other characteristics may be viewed on the Fund's website or made available upon request to existing and prospective shareholders no earlier than five calendar days after such month's end. Information as of month-end concerning performance attribution may be disclosed in narrative or quantitative form no earlier than the first business day falling fifteen days after such month's end.

For some investment mandates, the portfolio of the Fund may be utilized as a "representative account" ("Fund Representative Account") so that the Fund's portfolio holdings may be disclosed to the Adviser's existing and prospective separate account clients, consultants and others. This disclosure of the Fund Representative Account's holdings is permitted provided that (a) the Fund is not identified as being the Fund Representative Account in compliance with applicable laws and regulations and interpretive positions relating to mutual fund advertising and (b) such portfolio holdings were previously publicly disclosed in accordance with these policies. In addition, the Fund may distribute analytical information concerning the Fund Representative Account's month-end portfolio as mentioned above with respect to information concerning characteristics of the Fund's portfolio, provided the Fund is not identified in any manner as being the Fund Representative Account.

The portfolio holdings of the Fund and other information concerning Fund portfolio characteristics may be considered material, non-public information. In an effort to prevent the misuse of such information, the Fund has adopted a general policy not to selectively disclose to any person the portfolio holdings and related information of the Fund. As permitted by SEC rules the Fund's policy of preventing selective disclosure of portfolio holdings does not apply to: (1) persons who owe a fiduciary or other duty of trust and confidence to the Fund (such as Fund's legal counsel and independent auditor); or (2) persons to whom disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements described in the next paragraph).The Fund's policies provide that such parties are subject to duties of confidentiality imposed by law and/or contract.

Pursuant to this policy, for the legitimate business purposes stated below and in each case subject to a non-disclosure agreement, the Fund may enter into arrangements providing for more frequent than standard disclosure of portfolio holdings with the following: (1) vendors contracted by the Adviser to provide services relating to the Fund (such as translators, securities lending agents, statistical rating agencies, analytics firms engaged by the Adviser's investment teams, proxy evaluation vendors, pricing services, credit rating agencies, or entities that provide back-office service functions for the Adviser); (2) market data vendors (such as mutual fund ranking and rating organizations) for the purpose of facilitating such organizations' evaluations of the Fund and the public dissemination of rankings, ratings and other evaluations of the Fund by these organizations; (3) large investment management industry consultants for the purpose of facilitating their evaluation of the Fund and the public dissemination of their views concerning the Fund in a manner similar to market data vendors; (4) consultants to: (a) separate account clients and prospects,
(b) institutional fund shareholders and prospective shareholders and (c) retirement plans for the purpose of evaluating the capabilities of the Adviser in managing particular types of investment mandates; (5) industry trade groups such as the Investment Company Institute for the purpose of compiling and studying industry-wide data concerning mutual funds; and (6) analytical groups within brokerage firms or other intermediaries involved in the distribution of mutual fund shares for the purpose of performing initial and ongoing due diligence concerning the sale of the Fund through an intermediary's system. Additional categories involving legitimate business purpose may be added upon approval of the Board.

Separate accounts, unregistered commingled investment vehicles and registered investment companies that are managed or sub-advised by the Adviser in a similar manner to the Fund are subject to different portfolio holdings disclosure standards. Each client account of the Adviser is included within a composite of client accounts that are managed in a specific style and constructed in accordance with performance guidelines. For some styles, the portfolio of a client separate account may be utilized as a "representative account" ("Non-Fund Representative Account") so that its portfolio holdings may be disclosed in sales materials to existing and prospective separate account clients, consultants and others. This disclosure of a Non-Fund Representative Account's holdings is permitted by the Adviser provided that (a) the applicable client is not identified as being the Non-Fund Representative Account and (2) the portfolio holdings are as of a month-end date and the information is provided no earlier than the first business day falling five days after such month's end. The Adviser's policies are not intended to prevent communications with both discretionary and non-discretionary clients concerning their accounts. Consultants may receive complete holdings information subject to the Adviser's general practice of requiring non-disclosure agreements. Certain institutional funds and both discretionary and non-discretionary accounts managed by the Adviser have substantially similar investment objectives and policies to certain funds that are generally available to the public and may therefore have substantially similar portfolio holdings.

The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Fund's disclosure policies. These policies may not be waived, or exceptions made, without the consent of the Fund's Chief Compliance Officer. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. Any such additional restrictions, waivers or exceptions will be for legitimate business purposes.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading in shares of the Fund and/or in portfolio securities  held by the  Fund.  However,  there  can be no  assurance  that  the
provision  of  any  portfolio   holdings   information  is  not  susceptible  to
inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

The Fund will provide material non-public holdings information to third-parties that, i) calculate information derived from holdings either for use by Julius Baer Investment Management LLC (the "Adviser" or "JBIM") or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and ii) enter into confidentiality agreements that generally provide that (a) the portfolio information is the confidential property of the Fund and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (b) the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, (i) are authorized to have access to the portfolio information and (ii) are subject to confidentiality obligations no less restrictive than the confidentiality obligations contained in the confidentiality agreement; (c) the disclosure to any third party of the name or other identifying information with respect to any security included in the portfolio information is prohibited during the confidentiality period; (d) upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information; and (e) portfolio information may be deemed to no longer be confidential if (i) it is already known to the recipient prior to disclosure by the Fund, (ii) it becomes publicly known without breach of the confidentiality agreement by the recipient, (iii) it is received from a third party and, to the knowledge of the recipient, the disclosure by such third party is not a breach of any agreement to which such third party is subject, or (iv) it is authorized by the Fund to be disclosed. In addition, confidentiality agreements should clearly state the legitimate business purpose. Any confidentiality agreement must be in form and substance acceptable to the Fund's Chief Compliance Officer. The Fund's Chief Compliance Officer may deviate from these minimum provisions if he or she believes that such deviations are reasonable and consistent with reasonably protecting the confidentiality of the Fund's portfolio information. The entities that may receive the information described above are: Factset and Bloomberg(full holdings daily); and Vestek
(full holdings, as of the end of the calendar quarter, 15 days after the calendar quarter-end). The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund. Except as discussed above, the Fund may provide to ratings and rankings organizations the same information at the same time that it is made publicly available under the Fund's policies.

In addition, material non-public holdings information may be provided as part of the normal investment activities of the Fund to: the administrator; auditors; the custodian; the securities lending agent; the pricing vendor(s); the proxy voting agent; broker-dealers in connection requests for price quotations or bids on one or more securities; legal counsel to the Fund or the non-interested trustees or non-interested directors; regulatory authorities; and parties to litigation. The entities to whom the Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Fund rests with the Trustees and officers of the Fund. The Board is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. The Trustees approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund, including agreements with its distributor, custodian, transfer agent, investment adviser, and administrator. The day-to-day operations of the Fund are delegated to the Adviser.

TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Fund, their addresses, ages, principal occupations during the past five years and other affiliations are set forth below. The Fund Complex, referred to in the charts below, is comprised of the [six] current series of the Trust and Julius Baer Global Equity Fund, Inc. ("GEF").

INDEPENDENT TRUSTEES:
[TO BE UPATED]

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) AND TERM                                 NUMBER OF PORTFOLIOS IN
     NAME, DATE OF BIRTH      OF OFFICE(1) WITH THE     PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN            OTHER
         AND ADDRESS                  FUND              DURING PAST FIVE YEARS            BY TRUSTEE         DIRECTORSHIPS(2) HELD
------------------------------------------------------------------------------------------------------------------------------------
Gerard J.M. Vlak              Trustee of the Trust   Retired                                 [7]             The Rouse Company
(September 28, 1933)          since June 1992;                                                               (1996 - present)
330 Madison Avenue            Chairman of the
New York, New York 10017      Trust since 2005
------------------------------------------------------------------------------------------------------------------------------------
Harvey B. Kaplan              Trustee of the Trust   Controller (Chief Financial             [7]             None
(September 22, 1937)          since December 1995    Officer), Easter Unlimited,
330 Madison Avenue                                   Inc. (toy company)
New York, New York 10017
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Matthews            Trustee of the Trust   Partner, Matthews & Co.                 [7]             None
(October 16, 1943)            since June 1992        (certified public
330 Madison Avenue                                   accountants)
New York, New York 10017
------------------------------------------------------------------------------------------------------------------------------------
Peter Wolfram                 Trustee of the Trust   Partner, Kelley Drye &                  [7]             None
(April 2, 1953)               since June 1992        Warren (law firm)
330 Madison Avenue
New York, New York 10017
------------------------------------------------------------------------------------------------------------------------------------
Antoine Bernheim              Trustee of the Trust   President, Dome Capital                 [7]             None
(May 30, 1953)                since November 2004    Management, Inc.; Chairman,
330 Madison Avenue                                   Dome Securities Corp.
New York, New York 10017
------------------------------------------------------------------------------------------------------------------------------------
Thomas Gibbons                Trustee of the Trust   President, Cornerstone                  [7]             None
(June 1, 1947)                since November 2004    Associates Management
330 Madison Avenue                                   (Consulting Firm)
New York, New York 10017
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee serves during the lifetime of the Trust or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed or, if sooner, until the next annual meeting of the Trust's shareholders and until the election and qualification of his or her successor.

(2) Directorships include public companies and any company registered as an investment company.

INTERESTED TRUSTEE:

------------------------------------------------------------------------------------------------------------------------------------
     NAME, DATE OF BIRTH        POSITION AND TERM OF     PRINCIPAL OCCUPATION(S)     NUMBER OF PORTFOLIOS IN           OTHER
         AND ADDRESS                  OFFICE(1)           DURING PAST FIVE YEARS      FUND COMPLEX OVERSEEN    DIRECTORSHIPS(2) HELD
                                                                                            BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Glen Wisher(3)                Trustee of the Trust   CEO of Julius Baer Americas             [7]                 None
(October 10, 1963)            since September 2005   (since May 2004); Managing
330 Madison Avenue                                   Director & Head of
New York, NY 10017                                   Institutional Asset
                                                     Management Americas of
                                                     Julius Baer Americas
                                                     (October 2001-June 2004).
                                                     Director of Fixed  Income
                                                     (London)  (January 2001 -
                                                     October   2001);   Senior
                                                     Portfolio   Manager  (New
                                                     York)   (January  1999  -
                                                     December  2000);   Senior
                                                     Portfolio         Manager
                                                     (London)   (June  1995  -
                                                     December 1998).
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee serves during the lifetime of the Trust or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed or, if sooner, until the next annual meeting of the Trust's shareholders and until the election and qualification of his or her successor.

(2) Directorships include public companies and any company registered as an investment company.

(3) Mr. Wisher is an interested trustee because he is an employee of Julius Baer Investment Management LLC.

OFFICERS OF FUND:

The business address for each officer of the Fund, except Ms. Sanders, Ms. McFarlane and Mr. McVoy, is Julius Baer Investment Management LLC, 330 Madison Avenue, New York, New York 10017. The business address for Ms. Sanders and Ms. McFarlane is Investors Bank & Trust Company, 200 Clarendon Street, Boston,
Massachusetts, 02116. The business address for Mr. McVoy is U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202.

-----------------------------------------------------------------------------------------------------------------------------------
   NAME, DATE OF BIRTH AND    LENGTH OF TIME SERVED                                 PRINCIPAL OCCUPATION(S)
       POSITION(S) HELD         AS FUND OFFICER(4)                                  DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Anthony Williams              Officer for the Trust     o    Chief Executive Officer of Julius Baer Investment Management LLC
(March 15, 1964)                    since 2004               (formerly Julius Baer Investment Management, Inc.) and Asset
President                                                    Management Americas (since 2004)
                                                        o    Head of Asset Management Americas and Chief Operating Officer,
                                                             Julius Baer Investment Management LLC (since 2003)
                                                        o    Director and Head of Cross Border Strategies, JP Morgan Fleming
                                                             Asset Management (1989-2002)
                                                        o    Chief Operating Officer, JP Morgan Fleming Asset Management
                                                             (1998-2001)

-----------------------------------------------------------------------------------------------------------------------------------
Denise Downey                 Officer for the Trust     o    First Vice President, Director, Institutional Investments,
(September 1, 1961)                 since 2004               Julius Baer Investment Management LLC (2002 - present)
Vice President                                          o    First Vice President, Head of Product Development, Bank Julius
                                                             Baer (2001-2002)
                                                        o    Vice President, Deputy Chief Investment Officer, Bank Julius
                                                             Baer (1995-2001)

-----------------------------------------------------------------------------------------------------------------------------------
Greg Hopper                   Officer for the Trust     o    First Vice President of Julius Baer Investment Management LLC
(March 24, 1957)                    since 2002               (formerly Bank Julius Baer Investment Management LLC) (2002-present)
Vice President                                          o    Senior Vice President and High Yield Bond Portfolio Manager,
                                                             Zurich Scudder Investments (2000 -2002)
                                                        o    High Yield Bond Portfolio Manager, Harris Investment Management
                                                             (1999-2000)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   NAME, DATE OF BIRTH AND    LENGTH OF TIME SERVED                                 PRINCIPAL OCCUPATION(S)
       POSITION(S) HELD         AS FUND OFFICER(4)                                  DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------

Brett  Gallagher              Officer for the Trust     o    First Vice  President and Deputy Chief
(August  28,  1961)               since 1999                 Investment  Officer of Julius  Baer  Investment
                                                             Management LLC (formerly, Bank Julius Baer Vice President
                                                             Investment Management,LLC.) (1999-present)

-----------------------------------------------------------------------------------------------------------------------------------
Richard C. Pell                Officer for the Trust    o    Senior Vice President and Chief Investment Officer of Julius
(September 21, 1954)                 since 1995              Baer Investment Management LLC (formerly, Bank Julius Baer & Co.,
Vice President                                               Ltd., New York Branch) (1995-present)

-----------------------------------------------------------------------------------------------------------------------------------
Donald Quigley                 Officer for the Trust    o    Vice President and Head of Global Fixed-Income Management for
(January 13, 1965)                   since 2001              Julius Baer Investment Management LLC (2001 - present)
Vice President                                          o    Fixed Income Trader for Chase Asset Management (1993-2001)

-----------------------------------------------------------------------------------------------------------------------------------
Rudolph-Riad Younes            Officer for the Trust    o    Senior Vice President and Head of International Equity
(September 25, 1961)                   since 1997            Management of Julius Baer Investment Management LLC (formerly, Bank
Vice President                                               Julius Baer & Co., Ltd.,  New York Branch)  (1993-present)

-----------------------------------------------------------------------------------------------------------------------------------
Craig M. Giunta               Chief Financial Officer   o    Vice President, Julius Baer Investment Management LLC
(December 20, 1971)           for the Trust since 2003       (2002-present)
Chief Financial Officer                                 o    Assistant Vice President, Bank Julius Baer & Co., Ltd. New York
                                                             Branch (2001 -2002)
                                                        o    Supervisor of Fund Accounting, Neuberger Berman LLC (1994-2001)

-----------------------------------------------------------------------------------------------------------------------------------
John Whilesmith               Secretary for the Trust   o    Vice President, Julius Baer Investment Management LLC (2005 -
(March 8, 1967)                      since 2005              present)
Secretary                                               o    Compliance Officer, Morgan Stanley Investment Management
                                                             (2002-2005)
                                                        o    Vice President, Internal Audit, Deutsche Bank, NA (1997-2002)

-----------------------------------------------------------------------------------------------------------------------------------
Alex Bogaenko                 Treasurer for the Trust   o    Vice President, Julius Baer Investment Management LLC (2005 -
(April 13, 1963)                     since 2005              present)
Treasurer                                               o    Manager of Accounting and Director of Portfolio Administration
                                                             of Van Eck Global (1995-2005)

-----------------------------------------------------------------------------------------------------------------------------------
Michael K. Quain              Chief Compliance Officer  o    First Vice President of Julius Baer Investment Management LLC
(July 6, 1957)               for the Trust (since 2004)      (since August 2002)
Chief Compliance Officer                                o    First Vice President of Julius Baer Securities Inc. (1998 - 2002)
                                                        o    First Vice President, Bank Julius Baer & Co., Ltd. New York
                                                             Branch, (1998 -2002)
                                                        o    President and Chief Executive Officer of Julius Baer Global
                                                             Equity Fund (formerly, The European Warrant Fund, Inc) (1997-2004)
                                                        o    President and Chief Executive Officer of Julius Baer Investment
                                                             Funds LLC (1998-2004)

-----------------------------------------------------------------------------------------------------------------------------------
Michael McVoy                  Anti-Money Laundering    o    Legal Counsel for U.S. Bancorp (formerly, Firstar Corp.)
(August 8, 1957)               Officer for the Trust         (1986-present)
Anti-Money Laundering Officer       (since 2004)        o    Senior Vice President and Risk Manager for U.S. Bancorp
                                                             (1999-present)

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy Sanders                Officer for the Trust    o    Director, Mutual Fund Administration, Investors Bank & Trust
(May 18, 1955)                       since 2005              Company (2004-Present)
Assistant Secretary                                     o    Chief Legal Officer of Fred Algers (2000-2004)

-----------------------------------------------------------------------------------------------------------------------------------
Rainer L.C. Frost              Officer for the Trust    o    Director and Counsel , Mutual Fund Administration, Investors
(March 5, 1957)                      since 2005              Bank & Trust Company (2005-Present)
Assistant Secretary                                     o    Principal and General Counsel, Clarity Group (2000-2005)
                                                        o    Chief Administrative Officer, Executive Vice President and
                                                             General Counsel, GoldK, Inc. (2001-2002)

-----------------------------------------------------------------------------------------------------------------------------------
Jon-Luc Dupuy                  Officer for the Trust    o    Senior Associate Counsel, , Mutual Fund Administration,
(February 15, 1973)                  since 2005              Investors Bank & Trust Company (2005-present)
Assistant Secretary                                     o    Associate Counsel, Pioneer Investment Management (2003-2005)
                                                        o    Assistant Counsel, Manulife Financial (2000-2003).

-----------------------------------------------------------------------------------------------------------------------------------
Victoria McFarlane             Officer for the Trust    o    Director, Mutual Fund Administration, Investors Bank & Trust
(October 2, 1966)                    since 2003              Company (2001 - present)
Assistant Treasurer                                     o    Manager/Assistant Vice President of Fund Treasury for MFS
                                                             Investment Services (1997 - 2002)

-----------------------------------------------------------------------------------------------------------------------------------

(4) Pursuant to the Trust's By-laws, officers of the Trust are elected by the Board of Trustees to hold such office until his successor is chosen and qualified, or until they resign or are removed from office.

SHARE OWNERSHIP IN THE FUND COMPLEX AS OF DECEMBER 31, 2004

         NAME OF TRUSTEE/DIRECTOR                                                            AGGREGATE DOLLAR RANGE OF
                                                      DOLLAR RANGE OF EQUITY                 EQUITY SECURITIES IN ALL
                                                      SECURITIES IN THE TRUST                FUNDS OF THE FUND COMPLEX
                                                      ------------------------               ----------------------------
         DISINTERESTED TRUSTEES/DIRECTORS
         Harvey B. Kaplan                            International Equity Fund                   $10,001 - $50,000
                                                          $10,001 - $50,000
         Robert S. Matthews                          International Equity Fund                     Over $100,000
                                                             Over $100,000
         Gerard J.M. Vlak                            International Equity Fund                       $1-$10,000
                                                             $1-$10,000
         Peter Wolfram                                          None                              $10,001-$50,000
         Antione Bernheim                                       None                                    None
         Thomas Gibbons                                         None                                 $1-$10,000

         INTERESTED TRUSTEES/DIRECTORS
         Glen Wisher                                            None                                    None


The Fund has an Audit Committee consisting of Messrs. Matthews (Chairman), Kaplan and Wolfram who are Trustees who are not "interested persons" of the Board as defined by the 1940 Act ("Independent Board members"). As set forth in its charter, the primary duties of the Fund's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Fund's independent auditors as necessary, 3) to consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in the Fund's operations, 6) to review the findings of SEC examinations and consult with the Adviser on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Trust's Audit Committee met twice during the fiscal year ended October 31, 2004.

The Fund has a Nominating Committee that is comprised of Messrs. Gibbons (Chairman), Kaplan and Bernheim, who are Independent Trustees. As set forth in its charter, the Nominating Committee's primary responsibility is to nominate candidates when there is a vacancy on the Board. The Trust's Nominating Committee met once during the fiscal year ended October 31, 2004.

The Fund's Nominating Committee receives, reviews and maintains files of individuals qualified to be recommended as nominees for election as Trustees, including any recommendations proposed by shareholders, and presents recommendations to the Board. The Nominating Committee evaluates the candidates' qualifications, including their character, judgment, business experience, diversity and acumen, and their independence from the Fund's Adviser and other principal service providers. The minimum qualifications and standards that the Fund seeks for nominees are: reputation for integrity, good business sense, stature sufficient to instill confidence, a sense of materiality, ability to commit the necessary time, financial independence from board fees, and familiarity with financial statements and basic investment principles.

The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted in writing to the Secretary of the Fund. Any shareholder recommendation of candidates must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended ("1934 Act"), to be considered by the Nominating Committee. In evaluating a candidate recommended by a shareholder, the Nominating
Committee, in addition to the factors discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. The Nominating Committee also reviews the compensation arrangements for the Independent Board members.

The Fund has a Compensation Committee, which is a sub-committee of the Nominating Committee. The members of the Compensation Committee are Messrs. Gibbons (Chairman) and Wolfram.

The Fund has a standing Valuation Committee, which is comprised of Messrs. Matthews (Chairman), Bernheim and Wolfram, who are all Independent Board members. As set forth in its charter, the Valuation Committee's primary responsibility is to make fair value determinations on behalf of the Board. The Trust's Valuation Committee met once during the fiscal year ended October 31, 2004. The Valuation Committee meets as necessary.

On June 22, 2005, the Board ratified the approval of the formation of an Administrative Service Committee which is comprised of Messrs. Gibbons (Chairman) and Wolfram. In additional to other responsibilities, the Administrative Service Committee shall review contracts with the Administrator, Custodian, Transfer Agent, and Distributor/Principal Underwriter prior to submission to the full board for approval.

On November 7, 2005, the Board ratified the approval of the formation of an Annual Advisory Contract Approval Committee, which is comprised of Messrs. Bernheim (Chairman) and Gibbons. In additional to other responsibilities, the Annual Advisory Contract Approval Committee shall gather and review information necessary to evaluate the terms of the advisory agreements on an annual basis prior to submission of the advisory agreement to the full board for approval. In addition, this committee shall periodically review the Chief Compliance Officer's process of reviewing the adviser's compliance program.

On November 7, 2005, the Board approved of the formation of a Board Alert System Committee, which is comprised of Messrs. Bernheim (Chairman), Matthews and Gibbons. In additional to other responsibilities, the Board Alert System Committee shall [_____].

No  director,  officer  or  employee  of  the  Adviser,  the  Distributor,   the
Administrator, or any parent or subsidiary thereof receives any compensation from the Fund for serving as an officer or Trustee.

The following table shows the compensation paid to each Trustee who was not an affiliated person of the Fund for the fiscal year ended October 31, 2004. [WILL UPDATE TO 2005]

Name of Trustee/Director                  Harvey B.       Robert S.      Gerald J.M.       Peter           Antoine       Thomas
                                           Kaplan         Matthews          Vlak          Wolfram         Bernheim       Gibbons

Compensation from the Trust                $25,750         $25,750         $25,750         $25,750            $0*         $0*

Pension or Retirement Benefits               None            None            None            None            None         None
Accrued as Part of the Trust's
Expenses

Estimated Annual Benefit Upon                None            None            None            None            None         None
Retirement

Total Compensation from the Fund           $35,000         $35,000         $25,750         $25,750          $9,000       $9,250
Family

* Messrs. Bernheim and Gibbons did not serve as Trustees of the Trust during the fiscal year ending October 31, 2004.

The Trust pays each Trustee of the Trust who is not an affiliated person of the Trust an annual retainer of $40,000 plus a payment of $3,500 per board meeting attended in person, $2,000 per committee meeting attended in person on a day other than a board and $1,000j for telephonic meetings of one hour or more. The Trust pays such Trustees $1,000 per day when the Trustee attends educational seminars related to investment company, board and/or compliance issues. The Trust also reimburses such Trustees for travel and out-of-pocket expenses related to meetings. In addition, the Chairman of the Trust receives $20,000 per annum over and above the annual retainer and an additional $2,000 for each quarterly meeting attended and chaired.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

Julius Baer Investment Management LLC (the "Adviser" or "JBIM"), 330 Madison Avenue, New York, NY 10017. The Adviser is a registered investment adviser and a majority owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 220 Madison Avenue, New York, NY 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland.

[TO BE UPDATED: JBIM has entered into an investment advisory agreement (the "Advisory Agreement") with the Trust on behalf of the Fund. The Advisory Agreement provides that JBIM, as Adviser, in return for its fee, and subject to the control and supervision of the Board and in conformity with the investment goal and policies of the Fund set forth in the Fund's current registration statement and any other policies established by the Board, will manage the investment and reinvestment of assets of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund and to place the Fund's purchase and sale orders for investment securities. In addition to making investment decisions, the Adviser exercises voting rights in respect of portfolio securities for the Fund. Under the Advisory Agreement, the Adviser provides at its expense all necessary investment, management and administrative facilities, including salaries of personnel and equipment needed to carry out its duties under the Advisory Agreement, but excluding pricing and bookkeeping services. The Adviser also provides the Fund with investment research and whatever statistical information the Fund may reasonably request with respect to securities the Fund holds or contemplates purchasing.]

[TO BE UPDATED: The Advisory Agreement provides that, in the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser, or (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement, the Adviser shall not be liable to the Trust, the Fund, or to any Shareholder, for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement. The Adviser is indemnified by the Fund under the Advisory Agreement.]

[TO BE UPDATED: The Advisory Agreement provides that the Adviser will use its best efforts to seek the best overall terms available when executing transactions for the Fund and selecting brokers or dealers. In assessing the best overall terms available for Fund transactions, the Adviser will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction on a continuing basis. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in the 1934 Act, Section 28(e)) provided to the Fund and also to other accounts over which the Adviser or an affiliate exercises investment discretion.]

[TO BE UPDATED: The Advisory Agreement will remain in effect for an initial period of two years from the date of effectiveness with respect to the Fund, and, unless earlier terminated, continues in effect from year to year thereafter, but only so long as each such continuance is specifically approved annually by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, and by the vote of a majority of the Trustees who are not "interested persons" as defined in the 1940 Act. The Advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Board, by vote of a majority of the outstanding voting securities of the Fund, or by the Adviser, in each case on 60 days' written notice. As required by the 1940 Act, the Advisory Agreement will automatically terminate in the event of its assignment.]

[TO BE UPDATED: In connection with its meetings to consider Advisory Agreement, the Board, including the Independent Board members, received materials specifically relating to the existing Advisory Agreement. These materials included (i) information on the investment performance of the Trust, a peer group of Fund and an appropriate indices and (ii) fee, expense and performance analytics of the Fund. The Board, including the Independent Board members, also considers other material facts such as (1) the Adviser's financial condition,
(2) the Adviser's profitability, (3) the procedures employed to determine the value of the Trust's assets and practices regarding best execution, (4) the policies of the Adviser with respect to selection of broker-dealers for portfolio transactions, (5) the allocation of the Trust's brokerage, if any, including allocations to brokers affiliated with the Adviser, the use of "soft" commission dollars to pay for research and brokerage services, (6) the record of compliance with the Trust's investment policies and restrictions, policies on personal securities transactions and with applicable federal securities laws, the Internal Revenue Code and other applicable laws, (7) the Adviser's method of allocating acquisitions and sales of portfolio securities between the funds of the Trust and accounts for which the Adviser serves as investment adviser and makes similar investments, (8) possible economy of scales, (9) the need for breakpoints and (10) fees charged to other clients of the Adviser for similar strategies.]

[TO BE UPDATED: Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, (e) the qualifications of investment management staffing, (f) the potential for achieving economies of scale as the Fund grows larger, (g) operating expenses paid to third parties, and (h) the information furnished to investors, including the Fund's shareholders.]

[TO BE UPDATED: In considering the Advisory Agreement, the Board, including the Independent Board members, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Board members, in connection with its approval of the Advisory Agreements include the following:

BENEFITS TO SHAREHOLDERS. The Board, including the Independent Board members, considered the benefit to shareholders of investing in the Fund that is part of a family of funds.

INVESTMENT COMPLIANCE AND PERFORMANCE. The Board, including the Independent Board members, considered whether the Fund has operated within its investment goal and its record of compliance with its investment restrictions. It also reviewed the Fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

THE ADVISER'S PERSONNEL AND METHODS. The Board, including the Independent Board members, will review at least annually the background of the Fund's portfolio manager and the Fund's investment goal and discipline. The Independent Board members have also had discussions with senior management of the Adviser responsible for investment operations. Among other things, they considered the size, education and experience of the Adviser's investment staff, its use of technology, and the Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board, including the Independent Board members, has also considered the nature and extent of the Adviser's supervision of third party service providers, principally custodians and administrators.

EXPENSES. The Board, including the Independent Board members, considered the Fund's expected expense ratio, and expense ratios of a peer group of the Fund. It also considered the amount and nature of fees paid by shareholders.

OTHER BENEFITS TO THE ADVISER. The Board, including the Independent Board members, also considered the character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser and its affiliates and other indirect benefits. It also considered the allocation of fund brokerage to brokers affiliated with the Adviser, the receipt of payments under Rule 12b-1 plans in respect of certain of the Fund, and benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services. ]

[TO BE UPDATED: Based on these considerations, the Board concluded that the terms of the Advisory Agreement are fair and reasonable with respect to the Fund, are in the best interests of the Fund's shareholders and are similar to those which could have been obtained through arm's length negotiations.]

Under the terms of the Advisory Agreement, JBIM is entitled to annual fees based on __% of the Fund's average daily net assets.

[TO BE UPDATED:Pursuant to the Expense Limitation Agreement, JBIM has agreed to reimburse certain expenses of the Fund through [ ], so that the total annual operating expenses of the Fund are limited to an annualized expense ratio of [___%] and [___%] of the average daily net assets of the Class A shares and Class I shares, respectively. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay JBIM for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the expense limitation. Any such repayment must be made within three years after the year in which JBIM incurred the expense.]

In addition to the Adviser's waivers and reimbursements, the Adviser and its affiliates may pay from their own resources compensation for investor servicing including handling potential investor questions concerning the Fund, assistance in the enhancement of relations and communications between the Fund and investors, assisting in the establishment and maintenance of investor accounts with the Fund, and providing such other series that in the Adviser's view will assist the Fund's investors in establishing and maintaining a relationship with the Fund. See "Processing Organization Support Payments".




PORTFOLIO MANAGERS

[TO BE UPATED]
         Messrs. Quigley, Pell, and Hopper are responsible for the day-to-day management of the Fund. The information provided below as of October 31, 2005.
Each portfolio manager is responsible for advising the following types of accounts:

        Portfolio Managers         Registered Investment
                                        Companies                         Pooled Funds                    Other Accounts

                                            Total Assets of                    Total Assets of                    Total Assets of
                                Number of   Accounts Managed       Number of   Accounts Managed      Number of    Accounts Managed
                                Accounts    ($million)             Accounts      ($million)           Accounts      ($million)
        Donald Quigley             1           $91.236                5          $1,115.591               1           $126.508
        Richard Pell               9         $ 8,687.676              5           $936.361               51          $5,774.533
        Greg Hopper                1           $90.774                1           $153.208                0              $0


OTHER ACCOUNTS MANAGED WITH A PERFORMANCE-BASED  ADVISORY FEE (as of October 31,
2005), a subset of the prior table.

        Portfolio Managers         Registered Investment
                                        Companies                         Pooled Funds                    Other Accounts

                                            Total Assets of                    Total Assets of                  Total Assets of
                                Number of   Accounts Managed       Number of   Accounts Managed     Number of   Accounts Managed
                                Accounts    ($million)             Accounts       ($million)        Accounts       ($million)
        Donald Quigley             0           $0                     0              $0                 0               $0
        Richard Pell               0           $0                     0              $0                 0            $238.930
        Greg Hopper                0           $0                     0              $0                 0               $0


                                         PORTFOLIO MANAGER COMPENSATION (as of October 31, 2005)

        ------------------------------------------------------------------------------------------------------------------
                              STRUCTURE OF COMPENSATION FOR                               DIFFERENCE IN METHODOLOGY OF
                                        MANAGING                 SPECIFIC CRITERIA      COMPENSATION WITH OTHER ACCOUNTS
                                                                                         MANAGED (RELATES TO THE "OTHER
                                                                                        ACCOUNTS" MENTIONED IN THE CHART
                                                                                                      ABOVE
        ------------------------------------------------------------------------------------------------------------------
         Donald Quigley                 Salary                   Fixed Compensation                   None
                                         Bonus                     Performance
                                  Deferred Compensation          Fixed Compensation
                               Employee Stock Purchase Plan            Tenure
                                   Pension/401(k) Plans                Tenure
                                     Retirement Plans                  Tenure
        ------------------------------------------------------------------------------------------------------------------
         Richard Pell                     Salary                 Fixed Compensation                   None
                                     Profit Sharing*             Fixed Compensation
                                          Bonus                     Performance
                                  Deferred Compensation          Fixed Compensation
                               Employee Stock Purchase Plan            Tenure
                                   Pension/401(k) Plans                Tenure
                                     Retirement Plans                  Tenure
        ------------------------------------------------------------------------------------------------------------------
         Greg Hopper                      Salary                 Fixed Compensation                   None
                                          Bonus                     Performance
                                  Deferred Compensation          Fixed Compensation
                               Employee Stock Purchase Plan            Tenure
                                   Pension/401(k) Plans                Tenure
                                     Retirement Plans                  Tenure
        ------------------------------------------------------------------------------------------------------------------


                              CONFLICTS OF INTEREST

The advisory fee for managing the majority of these accounts is not based on the performance of the account. There is a conflict of interest with respect to the management of the Fund and other accounts managed by JBIM. Mr. Hopper manages the high yield portion of three hedge funds (and one long only fund) on behalf of lead managed Julius Baer Investment Limited, London, an affiliate. Mr. Hopper also manages the high yield portion of various institutional separate accounts (for Euro and US Dollar denominated accounts). JBIM receives an advisory fee based on the performance of these three hedge fund and various institutional separate accounts. The incentive compensation structures may create a conflict of interest when compared to accounts where the Advisor is paid based on a percentage of assets. The conflict is that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where JBIM might share in investment gains.

As Mr. Pell shares in the profits of JBIM, the conflict is that these portfolio managers may have an incentive to allocate securities preferentially to the accounts where JBIM might share in investment gains. In addition, they may have an incentive to allocate securities preferentially to the accounts for which JBIM receives higher investment advisory fees based on the assets under management. In order to address these potential conflicts, JBIM's investment decision-making and trade allocation policies and procedures are designed to ensure that none of JBIM's clients are disadvantaged in JBIM's management of accounts.]

In order to address these potential conflicts, JBIM's investment decision-making and trade allocation policies and procedures are designed to ensure that none of JBIM's clients are disadvantaged in JBIM's management of accounts. Additionally, JBIM's internal controls are tested as part of the firm's Compliance Monitoring Program.

ADMINISTRATOR AND CUSTODIAN

Pursuant to an Administration Agreement and a Custodian Agreement, Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as Administrator and Custodian to the Fund.

For its services as custodian and for administrative, fund accounting and other services, the Fund pays IBT an annual fee based on the average daily net assets of the Funds of the Trust. The fee is equal to 0.05% on the first $2 billion in assets, 0.04% on the next $1 billion in assets, 0.035% on the next $2 billion in net assets and 0.03% on assets over $5 billion. In addition, the Fund pays an annual fee of $7,500 for each share class in excess of one. Under the Custodian Agreement, IBT (a) maintains a separate account or accounts in the name of the Fund, (b) holds and transfers portfolio securities on account of the Fund, (c) makes receipts and disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to the Board concerning the Fund's operations.

IBT is authorized to select one or more foreign or domestic banks or trust companies to serve as sub-custodian on behalf of the Fund, subject to the oversight of the Board. The assets of the Fund are held under bank custodianship in accordance with the 1940 Act.

Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. The Fund's portfolio of non-U.S. securities are held by sub-custodians, which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed IBT and the Adviser to be its foreign custody managers with respect to the placement and maintenance of assets in the custody of eligible foreign banks and foreign securities depositories, respectively. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

DISTRIBUTOR

Quasar Distributors, LLC (the "Distributor") serves as the Fund's Distributor. The principal executive offices of the Distributor are located at 615 East Michigan Street, Milwaukee, WI 53202. The Distributor is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The  Trust  may  enter  into  distribution  agreements,   shareholder  servicing
agreements or administrative agreements ("Agreements") with certain financial institutions ("Processing Organizations") to perform certain distribution, shareholder servicing, administrative and accounting services for their customers ("Customers") who are beneficial owners of shares of the Fund.

A Processing Organization (for example, a mutual fund supermarket) includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with the Fund and JBIM. A Processing Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Processing Organization and the Customer, with respect to the cash management or other services provided by the Processing Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Processing Organization should read the Prospectus and SAI in conjunction with the service agreements and other literature describing the services and related fees that will be provided by the Processing Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of Fund portfolio investments for the services of Processing Organizations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Fund has adopted a Distribution Plan and a Shareholder Services Plan (collectively, the "Plans"), pursuant to Rule 12b-1 under the 1940 Act, with respect to the Class A shares of the Fund. Because of the Plans, long-term Class A shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD.

Under the Distribution Plan, the Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Distribution Plan and under the Shareholder Services Plan. The fee may be paid to Processing Organizations and/or others for providing services primarily intended to result in the sale of Class A shares as well as certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares.

Under the Shareholder Services Plan, the Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Shareholder Services Plan and under the Distribution Plan. The fee may be paid to Processing Organizations for providing certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares.

Services under the Plans include the distribution of shares, the processing of shareholder transactions, other shareholder services not covered by the Fund's transfer agent, advertisement, printing costs and website costs.

The Plans are compensation plans that provide for the payment of a specified fee without regard to the actual expense incurred by the Distributor. If its fee exceeds its expense, the Distributor will realize a profit. If the Plans are terminated by the Board and a successor plan is adopted, the Fund would cease to make payments under the Plans and the Distributor would be unable to recover any unreimbursed expenses.

Each Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board, including a majority of the Independent Board members who have no direct or indirect financial interest in the operation of such Plan. Either Plan may be terminated at any time, without penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding voting shares of the Trust that have invested pursuant to such Plan. No Plan may be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby. Material amendments of a Plan must also be approved by the Trustees as provided in Rule 12b-1.

No interested person of the Trust nor any Independent Board member has any direct or indirect financial interest in the operation of either Plan except to the extent that the Distributor and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under a Plan.

PROCESSING ORGANIZATION SUPPORT PAYMENTS

JBIM or one or more of its affiliates (for this section only, "JBIM") also may make additional payments to Processing Organizations out of their own resources under the categories described below. These categories are not mutually exclusive, and a single Processing Organization may receive payments under the categories below:

MARKETING SUPPORT PAYMENTS

JBIM may make payments from its own resources to key Processing Organizations who are holders or dealers of record for accounts in the Fund and classes. A Processing Organization's marketing support services may include business planning assistance, educating Processing Organization personnel about the Fund and shareholder financial planning needs, placement on the Processing Organization's preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the Processing Organization. JBIM compensates Processing Organizations differently depending upon, among other factors, the level and/or type of marketing support provided by the Processing Organization. In the case of any one Processing Organization, marketing support payments ,with certain limited exceptions, will not exceed 0.25% of the total net assets of the Fund attributable to the Processing Organization on an annual basis.

PROGRAM SERVICING PAYMENTS

JBIM also may make payments from its own resources to certain Processing Organizations who sell Fund shares through programs such as retirement plan programs, qualified tuition programs or bank trust programs. A Processing Organization may perform program services itself or may arrange with a third party to perform program services. In addition to participant record keeping, reporting, or transaction processing, retirement program services may include services related to administration of the program (such as plan level compliance, audit, account reconciliation, etc.), or participant recordkeeping, reporting and processing. Payments of this type may vary but generally will not exceed 0.25% of the total assets in the program, on an annual basis.

OTHER CASH PAYMENTS

From time-to-time, JBIM, at its own expense, may provide additional compensation to Processing Organizations, which sell or arrange for the sale of shares of the Fund. Such compensation provided by JBIM may include financial assistance to Processing Organizations that enable JBIM to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other Processing Organization-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. JBIM makes payments for events it deems appropriate, subject to JBIM guidelines and applicable law. These payments may vary depending on the nature of the event.

You can ask your Processing Organization for information about any payments received from JBIM and any services provided.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the "Transfer Agent") serves as the Fund's transfer and dividend disbursing agent. The Transfer Agent's principal executive offices are located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Pursuant to the Transfer Agency Agreement, the Transfer Agent (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of Fund's shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Board concerning the Fund's operations.

CODE OF ETHICS

The Fund and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Fund who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for the Fund. This Code permits persons covered by the Code to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to restrictions on investment practices that may conflict with the interests of the Fund.

PROXY VOTING PROCEDURES

The Fund has delegated proxy voting responsibilities to the Adviser subject to the Board's general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund's and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has retained Institutional Shareholders Services ("ISS") to serve as its proxy service provider and intends to vote in accordance with ISS' recommendations to address, among other things, any material conflict of interest that may arise between the interests of the Fund and the interests of the Adviser or its affiliates. The Adviser, however, has instructed ISS not to vote proxies when the liquidity of the Fund could be adversely affected. A summary of ISS' Proxy Voting Guidelines for the Fund is provided in Appendix B of this SAI.

A description  of the Fund's proxy voting  policies and  procedures is available
without    charge,    upon   request,    (1)   on   the   Fund's    website   at
www.us-funds.juliusbaer.com and (2) on the SEC's website at www.sec.gov.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund's Adviser is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment goal. Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

The Fund's Adviser will select specific portfolio investments and effect transactions for the Fund. The Adviser seeks to obtain the best net price and the most favorable execution of orders. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934
Act) to the Fund and/or other accounts over which the Adviser exercises investment discretion. Research and other services received may be useful to the Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The fee to the Adviser under its Advisory Agreement with the Fund is not reduced by reason of its receiving any brokerage and research services.

Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Fund's Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Fund's Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

Any portfolio transaction for the Fund may be executed through the Distributor, or Julius Baer Securities Inc., or any of their affiliates if, in its Adviser's judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges the Fund a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions.

In no instance will portfolio securities be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal in the absence of an exemptive order from the SEC unless otherwise permitted by the SEC.

The Board has adopted a policy allowing trades to be made between the Fund and a registered investment company or series thereof that is an affiliated person of the Fund (and certain non-investment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, the Fund may buy a security from or sell a security to another registered investment company or a private account managed by the Adviser.

The Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when its Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

COMMISSION RECAPTURE PROGRAMS

In June 2005, the Board of the Fund adopted a commission recapture program. Under the programs, a percentage of commissions generated by the portfolio transactions of a Fund is rebated to that Fund by the broker-dealers and credited to short-term security gain/loss.

                                  CAPITAL STOCK

Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share.

When matters are submitted for shareholder vote, each shareholder will have one vote for each share owned and proportionate, fractional votes for fractional shares held. There will normally be no meeting of shareholders for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The 1940 Act requires a shareholder vote under certain circumstances, including changing any fundamental policy of the Fund. The Trustees shall cause each matter required or permitted to be voted upon at a meeting or by written consent of shareholders to be submitted to a vote of all classes of outstanding shares entitled to vote, irrespective of class, unless the 1940 Act or other applicable laws or regulations require that the actions of the shareholders be taken by a separate vote of one or more classes, or the Trustees determine that any matters to be submitted to a vote of shareholders affects only the rights or interests of one or more classes of outstanding shares. In that case, only the shareholders of the class or classes so affected shall be entitled to vote on the matter.

The Fund shares representing interests in the Fund, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after the discharge of all charges, taxes, expenses and liabilities.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. In the case of the Trust, shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. Shares are redeemable and transferable but have no preemptive, conversion or subscription rights.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each Agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all
losses  and  expenses  of  any  shareholder  held  personally   liable
for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem shares and how such shares are priced is included in the Prospectus.

PORTFOLIO VALUATION

The Prospectus discusses the time at which the net asset value of the Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value ("NAV") may not take place contemporaneously with the determination of the prices of certain of its portfolio securities used in such calculation. A security, which is listed or traded on more than one exchange, is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars (as quoted by WM/Reuters as of 11:00 a.m., EST). If such quotations are not available, the rate of exchange will be determined in good faith by the Board or the Valuation Committee appointed by the Board.

The Fund has engaged a record keeping or pricing agent (the "Pricing Agent") to determine the Fund's daily NAV. The Pricing Agent will obtain prices for portfolio securities and other investments and currency exchange rates from pricing or quotation services (collectively, an "Authorized Pricing Service") that have been approved by the Board or, if not yet approved by the Board, are approved by the president or chief financial officer of the Fund. If no quotation can be obtained from an Authorized Pricing Service, then the Adviser will attempt to obtain a quotation from an alternative source following procedures approved by the Board. If the Adviser is unable to obtain a quotation from such an alternative source, or if the Adviser doubts the accuracy of any quotation, the security will be valued by the Pricing Committee. The Pricing Committee shall meet to establish prices of portfolio securities on any day on which the Fund's NAV is determined and on which, as to any portfolio security, reliable market quotations may not be readily available or a significant event may have occurred. The procedures of the Authorized Pricing Service are reviewed periodically by the Fund's Pricing Committee under the general supervision and responsibility of the respective Board or Valuation Committee, which may replace any such Authorized Pricing Service at any time.

Domestic Securities. Securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day on the exchange on which such security is principally traded or in the over-the-counter market, as applicable. Securities reported by the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ official closing price on the valuation day. In cases which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.

Foreign Securities. The prices of foreign securities are determined using information derived from pricing services and other sources. The value of foreign securities are generally based on primary local market quotations, which, depending on local convention or regulations, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time as determined by he appropriate governing body. Foreign fixed income securities maybe valued based on matrix pricing when such prices are believed to reflect fair market value.

In cases where the market value of a portfolio security is not available from an
Authorized   Pricing  Service,   the  Fund's  procedures   provide  methods  for
determining the market value.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Fund calculates its respective NAV if an event that will materially affect the value of those securities (a "Significant Event") has occurred since the closing prices were established on the domestic or foreign exchange or market, but before the Fund's NAV calculation. The Adviser monitors developments in the marketplace for circumstances, which may present a Significant Event. If the Adviser determines that a Significant Event has occurred, then the Pricing Committee will determine the fair value of the security following procedures approved by the Board. Similarly, if trading in a security is halted during the trading day, and does not resume prior to the closing of the exchange or other market, the fair value of the security must be determined. If the Pricing Committee determines that a significant event has occurred after a foreign market closes but before the time as of which the Fund determines its NAV, it shall fair value price the portfolio securities that are affected by such significant event. Examples of Significant Events include: events that relate to a single issuer or to an entire market sector; significant fluctuations in domestic or foreign markets or other financial indicators; and occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, corporate actions or significant government actions.

The Board has delegated to its Valuation Committee the authority and responsibility to make fair value determinations on behalf of the Board. The Valuation Committee shall review each action taken or approved by the Pricing Committee to determine whether such actions were taken in a manner consistent with the Fund's Valuation Procedures, and shall also review the appropriateness of the methodologies used to value portfolio securities in the Fund's portfolios and the quality of the prices obtained through those procedures and recommend adjustments to such methods when appropriate. The Adviser, through the Pricing Committee, shall be responsible for determinations under the Fund's Valuation Procedures where such determinations involve the use of non-objective valuation methods or criteria, including fair value pricing of portfolio securities for which reliable market quotations are not readily available. The Board has adopted specific guidelines regarding the good faith valuation of securities and retains responsibility for the valuation methods adopted and applied. The Valuation Committee meet as necessary and is comprised of Independent Board members.

IN-KIND PURCHASES

Shares of the Fund are normally issued for cash only. The Adviser in its discretion may permit investors to purchase shares "in-kind" through a transfer of readily marketable securities to the Fund as payment for the shares. In-kind purchases are accepted only when the securities being acquired: are consistent with the investment goal and policies of the Fund; are acquired for investment purposes and not for resale; are not restricted as to transfer either by law or market liquidity; and can be readily valued (e.g., are listed on a recognized exchange).

LIMITATIONS ON REDEMPTIONS

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (NYSE) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits may be paid wholly or partly by an in-kind distribution of securities. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

A redemption fee of 2% will apply to shares of the Fund sold within 90 days of their date of purchase. This redemption fee may be waived for certain tax advantaged retirement plans or certain disciplined asset allocation platforms and shares acquired by reinvestment of dividends or distributions of the Fund. To qualify for the waiver, the tax-advantaged retirement plan and disciplined asset allocation accounts must be pre-approved by the Fund's Distributor and Adviser and reasonably believed not to engage in market timing activities. The Fund may terminate or modify the terms of the redemption fee waiver at any time. Please consult your investment adviser concerning the availability of the redemption waiver before purchasing shares.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value; the proceeds are immediately invested, at the price as determined above, in shares of the Fund being acquired. The Fund reserves the right to reject any redemption request.

              ADDITIONAL INFORMATION CONCERNING EXCHANGE PRIVILEGE

Shareholders of record may exchange shares of the Fund for shares of the appropriate class of any other fund of the Julius Baer Investment Funds (with the exception of the International Equity Fund, which is limited to exchanges by existing shareholders of this fund) or Julius Baer Global Equity Fund Inc. on any business day by contacting the Transfer Agent directly to the extent such shares are offered for sale in the prospective shareholder's state of residence. Shareholders may exchange their shares on the basis of relative net asset value at the time of exchange. A $5 fee will be charged for every exchange made via telephone, provided that the registration remains identical. However, a redemption fee of 2% of the amount exchanged will apply to shares of the Fund exchanged within 90 days of their date of purchase. Due to certain economies involved, the Fund may waive the redemption fee for certain tax advantaged retirement plans or certain disciplined asset allocation platforms that a financial institution has put in place where the investment decisions are made at the firm level. To qualify for the waiver, the tax-advantaged retirement plan and disciplined asset allocation accounts must be pre-approved by the Fund's Transfer Agent and Adviser and reasonably believed not to engage in market timing activities. The Fund may terminate or modify the terms of the redemption fee waiver at any time. Please consult your investment adviser concerning the availability of the redemption waiver before purchasing shares.

The exchange privilege enables shareholders to acquire shares in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current Prospectus of the Fund.

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described in the Prospectus. The Fund does not knowingly accept shareholders who engage in excessive short-term trading.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. Operational systems and technological limitations may limit the ability of the Fund and its agents to detect and curtail excessive trading practices. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Fund seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in the Fund will occur.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The Fund has qualified, and intends to qualify each year, as a "regulated investment company" under the Code. Provided that the Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of the sum of its investment company taxable income and net realized short-term capital gains, the Fund will not be subject to federal income tax to the extent its entire investment company taxable income and its entire net realized long-term and short-term capital gains are distributed to its shareholders.

The Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) 100% of its ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to the Fund during such year. The Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the year in which it is declared. The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes, respectively. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

If the Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain, subject to tax distribution requirements, without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of default may present special tax issues. Tax rules may not be entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. In the event that the Fund invests in such securities, the Fund will address these and any other issues in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

Net realized long-term capital gains will be distributed as described in the Prospectus. Such distributions (capital gain dividends), if any, will be taxable to a shareholder as long-term capital gains, regardless of how long a shareholder has held shares. If, however, a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share that is less than or equal to the amount of the capital gain dividend will be treated as a long-term capital loss.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 30% "backup withholding tax" with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 30% "backup withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Any gain or loss realized by a shareholder upon the sale or other disposition of any class of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[________], serves as the independent registered public accounting firm of the Trust and performs annual audits of the Fund's financial statements.

                                     COUNSEL

[________] serves as counsel for the Fund.

                              FINANCIAL STATEMENTS

The Fund has not yet commenced operations as of the date of this Prospectus. Because the Fund has no operations, it has no financial statements to report.

                      APPENDIX A -- DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2  -  Capacity  for  timely  payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS

Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

The following summarizes the ratings used by S&P for corporate bonds:

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong and differs from AAA issues only in small degree.

A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions

CI - Bonds rated "CI" are income bonds on which no interest is being paid.

To provide more detailed indications of credit quality, the ratings set forth above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody's for corporate bonds:

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated "Baa" are considered to be medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca -- Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

APPENDIX B
ISS PROXY VOTING
GUIDELINES
SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.


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RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     o An auditor has a financial interest in or association with the company, and is therefore not independent

     o    Fees for non-audit services are excessive, or

     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.




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2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

     o Attend less than 75 percent of the board and committee meetingswithout a valid excuse

     o    Implement or renew a dead-hand or modified dead-hand poison pill

     o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     o Failed to act on takeover offers where the majority of the shareholders tendered their shares

     o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

     o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

     o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

     o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     o    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:


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          o    Designated lead director appointed from the ranks of the
               independent board members with clearly delineated duties

          o    Majority of independent directors on board

          o    All-independent key committees

          o    Committee chairpersons nominated by the independent directors

          o CEO performance reviewed annually by a committee of outside directors

          o    Established governance guidelines

          o    Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.




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3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

          o Long-term financial performance of the target company relative to its industry; management's track record

          o    Background to the proxy contest

          o    Qualifications of director nominees (both slates)

          o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.



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4. ANTITAKEOVER DEFENSES

AND VOTING RELATED ISSUES ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.





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5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     o    Purchase price

     o    Fairness opinion

     o    Financial and strategic benefits

     o    How the deal was negotiated

     o    Conflicts of interest

     o    Other alternatives for the business

     o    Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Impact on the balance sheet/working capital

     o    Potential elimination of diseconomies

     o    Anticipated financial and operating benefits

     o    Anticipated use of funds

     o    Value received for the asset

     o    Fairness opinion

     o    How the deal was negotiated

     o    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.


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Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     o    Dilution to existing shareholders' position

     o    Terms of the offer

     o    Financial issues

     o    Management's efforts to pursue other alternatives

     o    Control issues

     o    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     o    The reasons for the change

     o    Any financial or tax benefits

     o    Regulatory benefits

     o    Increases in capital structure

     o    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

     o    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private
transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.


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LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     o Prospects of the combined company, anticipated financial and operating benefits

     o    Offer price

     o    Fairness opinion

     o    How the deal was negotiated

     o    Changes in corporate governance

     o    Change in the capital structure

     o    Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     o    Tax and regulatory advantages

     o    Planned use of the sale proceeds

     o    Valuation of spinoff

     o    Fairness opinion

     o    Benefits to the parent company

     o    Conflicts of interest

     o    Managerial incentives

     o    Corporate governance changes

     o    Canges in the capital structure.


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VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.


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6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.


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STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).








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7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders

     o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).



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Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.



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8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder ealth that may be transferred from the company to executives, adjusted for:

     o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     o    Cash compensation, and

     o    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.


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MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns o Rationale for the repricing

     o    Value-for-value exchange

     o    Option vesting

     o    Term of the option

     o    Exercise price

     o    Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value

     o    Offering period is 27 months or less, and

     o    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

     o    Purchase price is less than 85 percent of fair market value, or

     o    Offering period is greater than 27 months, or

     o    VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of
Section 162(m) should be considered on a CASE-BYCASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)


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

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performancebased stock options (indexed, premium-priced, and performance-vested options), taking into account:

o    Whether the proposal mandates that ALL awards be performance-based

o Whether the proposal extends beyond executive awards to those of lower-ranking employees

o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

     o The parachute should be less attractive than an ongoing employment opportunity with the firm

     o    The triggering mechanism should be beyond the control of management

     o The amount should not exceed three times base salary plus guaranteed benefits


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 9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

o The availability and feasibility of alternatives to animal testing to ensure product safety, and

o    The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

o The company has already published a set of animal welfare standards and monitors compliance

o The company's standards are comparable to or better than those of peer firms, and

o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o    Whether the proposal focuses on a specific drug and region

o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

o    Whether the company already limits price increases of its products

o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

o    The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS



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Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

o    The costs and feasibility of labeling and/or phasing out

o The nature of the company's business and the proportion of it affected by the proposal

o The proportion of company sales in markets requiring labeling or GMO-free products

o    The extent that peer companies label or have eliminated GMOs

o Competitive benefits, such as expected increases in consumer demand for the company's products

o The risks of misleading consumers without federally mandated, standardized labeling

o    Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o    The extent that peer companies have eliminated GMOs

o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

o Whether the company has adequately disclosed the financial risks of its subprime business

o Whether the company has been subject to violations of lending laws or serious lending controversies

o    Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

o    Whether the company complies with all local ordinances and regulations

o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

o    The risk of any health-related liabilities.

Advertising to youth:

o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

o    Whether the company has gone as far as peers in restricting advertising

o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

o    Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

o    The percentage of the company's business affected

o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

o    The percentage of the company's business affected

o    The feasibility of a spinoff

o    Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

o    Whether there are publicly available environmental impact reports;

o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

o    The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

o Environmentally conscious practices of peer companies, including endorsement of CERES

o    Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

o    The company's level of disclosure lags that of its competitors, or

o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o    The nature of the company's business and the percentage affected


o    The extent that peer companies are recycling

o    The timetable prescribed by the proposal

o    The costs and methods of implementation

o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o    The nature of the company's business and the percentage affected

o The extent that peer companies are switching from fossil fuels to cleaner sources

o    The timetable and specific action prescribed by the proposal

o The costs of implementation o The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o    The relevance of the issue to be linked to pay

o The degree that social performance is already included in the company's pay structure and disclosed

o    The degree that social performance is used by peer companies in setting pay

o Violations or complaints filed against the company relating to the particular social performance measure

o Artificial limits sought by the proposal, such as freezing or capping executive pay

o    Independence of the compensation committee

o    Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and

o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

o There are serious controversies surrounding the company's China operations, and

o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o    The nature and amount of company business in that country

o    The company's workplace code of conduct

o    Proprietary and confidential information involved

o    Company compliance with U.S. regulations on investing in the country

o    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

o    Agreements with foreign suppliers to meet certain workplace standards

o    Whether company and vendor facilities are monitored and how

o    Company participation in fair labor organizations

o    Type of business

o    Proportion of business conducted overseas

o    Countries of operation with known human rights abuses

o Whether the company has been recently involved in significant labor and human rights controversies or violations

o    Peer company standards and practices

o    Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

o The company does not operate in countries with significant human rights violations

o    The company has no recent human rights controversies or violations, or

o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o    Company compliance with or violations of the Fair Employment Act of 1989

o Company antidiscrimination policies that already exceed the legal requirements

o    The cost and feasibility of adopting all nine principles

o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

o    The potential for charges of reverse discrimination

o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

o    The level of the company's investment in Northern Ireland

o    The number of company employees in Northern Ireland

o    The degree that industry peers have adopted the MacBride Principles

o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

o    Whether the company has in the past manufactured landmine components

o    Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

o    What weapons classifications the proponent views as cluster bombs

o Whether the company currently or in the past has manufactured cluster bombs or their components

o    The percentage of revenue derived from cluster bomb manufacture

o    Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

o    The information is already publicly available or

o    The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or

o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o    The degree of board diversity

o    Comparison with peer companies

o    Established process for improving board diversity

o    Existence of independent nominating committee

o    Use of outside search firm

o    History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

o    The company has well-documented equal opportunity programs

o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o    The composition of senior management and the board is fairly inclusive

o The company has well-documented programs addressing diversity initiatives and leadership development

o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

o Whether the company's EEO policy is already in compliance with federal, state and local laws


o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

o    The industry norm for including sexual orientation in EEO statements

o Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

     o    Board structure

     o    Director independence and qualifications

     o    Attendance at board and committee meetings.

Votes should be withheld from directors who:

     o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     o Ignore a shareholder proposal that is approved by a majority of shares outstanding

     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     o Are interested directors and sit on the audit or nominating committee, or

     o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Past performance as a closed-end fund

     o    Market in which the fund invests

     o    Masures taken by the board to address the discount

     o    Past shareholder activism, board activity

     o    Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Past performance relative to its peers

     o    Market in which fund invests

     o    Measures taken by the board to address the issues

     o Past shareholder activism, board activity, and votes on related proposals

     o    Strategy of the incumbents versus the dissidents

     o    Independence of directors

     o    Experience and skills of director candidates

     o    Governance profile of the company

     o    Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Proposed and current fee schedules

     o    Fund category/investment objective

     o    Performance benchmarks

     o    Share price performance compared to peers

     o    Resulting fees relative to peers

     o    Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Stated specific financing purpose

     o    Possible dilution for common shares

     o    Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Potential competitiveness

     o    Regulatory developments

     o    Current and potential returns

     o    Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

     o    The fund's target investments

     o    The reasons given by the fund for the change

     o    The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Political/economic changes in the target market

     o    Consolidation in the target market

     o    Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BYCASE basis, considering the following factors:

     o    Potential competitiveness

     o    Current and potential returns

     o    Risk of concentration

     o    Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Strategies employed to salvage the company

     o    The fund's past performance

     o    Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    The degree of change implied by the proposal

     o    The efficiencies that could result

     o    The state of incorporation

     o    Regulatory standards and implications.

Vote AGAINST any of the following changes:

     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

     o Removal of shareholder approval requirement for amendments to the new declaration of trust

     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

     o Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

     o    Regulations of both states

     o    Required fundamental policies of both states

     o    Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Fees charged to comparably sized funds with similar objectives

     o    The proposed distributor's reputation and past performance

     o    The competitiveness of the fund in the industry

     o    Terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Resulting fee structure

     o    Performance of both funds

     o    Continuity of management personnel

     o Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

     o    Performance of the fund's NAV

     o    The fund's history of shareholder relations

     o    The performance of other funds under the advisor's management.

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits

        (a) Registrant's Master Trust Agreement dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a1) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a2) Amendment No. 2 to Master Trust Agreement dated September 16, 1993, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a3) Amendment No. 3 to Master Trust Agreement dated January 26, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a4) Amendment No. 4 to Master Trust Agreement dated July 1, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (a5) Amendment No. 5 to Master Trust Agreement dated October 8, 2002, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (a6) Amendment No. 6 to Master Trust Agreement dated March 7, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (a7) Amendment No. 7 to Master Trust Agreement dated March 5, 2004, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (a8) Amendment No. 8 to Master Trust Agreement dated February 23, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (a9) Amendment No. 9 to Master Trust Agreement dated May 2, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (a10) Amendment No. 10 to Master Trust Agreement dated September 20, 2005, is incorporated by reference to Post-Effective Amendment No. 37 as filed with the SEC via EDGAR on September 30, 2005.

        (a11) Amendment No. 11 to Master Trust Agreement is to be filed by amendment.

        (b) Registrant's Third Amended and Restated By-Laws dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (c) The rights of holders of the securities being registered are included in the following documents: Articles IV and V of the Master Trust Agreement dated April 30, 1992 (Exhibit (a) above); Amendment No. 1 to Master Trust Agreement dated June 22, 1992 (Exhibit (a1) above); Amendment No. 2 to Master Trust Agreement dated September 16, 1993 (Exhibit (a2) above); Amendment No. 3 to Master Trust Agreement dated January 26, 1995 (Exhibit (a3) above); Amendment No. 4 to Master Trust Agreement dated July 1, 1998 (Exhibit (a4) above); Amendment No. 5 to Master Trust Agreement dated October 8, 2002 (Exhibit (a5) above); Amendment No. 6 to Master Trust Agreement dated March 7, 2003 (Exhibit
        (a7) above); Amendment No. 7 to Master Trust Agreement dated January 6, 2004 (Exhibit (a7) above); Amendment No. 8 to Master Trust Agreement dated February 23, 2004 (Exhibit (a8) above); Amendment No. 9 to Master Trust Agreement dated May 2, 2005 (Exhibit (a9) above); and Article 11 to the Registrant's Third Amended and Restated By-Laws dated March 16, 2005 (Exhibit (b) above).

        (d) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management LLC dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (d1) Amended Exhibit A to the Investment Advisory Agreement between the Registrant and Julius Baer Investment Management LLC dated October 2, 2002, as amended December 11, 2002 is incorporated by reference to Post-Effective

        Amendment No. 27 as filed with the SEC via EDGAR on December 30, 2003.

        (d2) Amendment to Investment Advisory Agreement between the Registrant and Julius Baer Investment Management LLC dated May 4, 2005 is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (d3) Amendment to Investment Advisory Agreement between the Registrant and Julius Baer Investment Management LLC is to be filed by amendment.

        (d4) Expense Limitation Agreement between the Registrant on behalf of the Global High Yield Bond Fund and Julius Baer Investment Management LLC dated January 1, 2005, is filed herewith.

        (d5) Expense Limitation Agreement between the Registrant on behalf of the Global High Yield Bond Fund and Julius Baer Investment Management LLC dated January 1, 2006, is filed herewith.

        (d6) Expense Limitation Agreement between the Registrant on behalf of the Total Return Bond Fund and Julius Baer Investment Management LLC dated January 1, 2006, is filed herewith.

        (d7) Expense Limitation Agreement between the Registrant on behalf of the Julius Baer International Equity Fund II and Julius Baer Investment Management LLC, dated May 4, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (d8) Expense Limitation Agreement between the Registrant on behalf of the Julius Baer Mid Cap Value Fund and Julius Baer Investment Management LLC is to be filed by amendment.

        (d9) Expense Limitation Agreement between the Registrant on behalf of the Julius Baer Total Return Plus Bond Fund and Julius Baer Investment Management LLC is to be filed by amendment.

        (e) Distribution Agreement between Quasar Distributors, LLC and the Registrant on behalf of the Julius Baer International Equity Fund, the Julius Baer Total Return Bond Fund and the Julius Baer Global High Yield Bond Fund dated July 19, 2004, is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via EDGAR on December 29, 2004.

        (e1) First Amendment to Distribution Agreement, with respect to Julius Baer International Equity Fund II dated April 29, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (e2) Second Amendment to Distribution Agreement, with respect to Julius Baer Mid Cap Value Fund, is to be filed by amendment.

        (e3) Third Amendment to Distribution Agreement, with respect to Julius Baer Total Return Plus Bond Fund, is to be filed by amendment.

        (f) Not applicable.

        (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (g1) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (g2) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated March 28, 2003, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via EDGAR on December 30, 2003.

        (g3) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (g4) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated May 4, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (g5) Amendment to Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 31, 2005 is to be filed herewith.

        (g6) Amendment to Custodian Agreement between the Registrant with respect to Julius Baer Mid Cap Value Fund and Investors Bank & Trust Company is to be filed by amendment.

        (g7) Amendment to Custodian Agreement between the Registrant with respect to Julius Baer Total Return Plus Bond Fund and Investors Bank & Trust Company is to be filed by amendment.

        (h) Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (h1) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (h2) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (h3) Amendment to Administration Agreement between the Registrant with respect to the Julius Baer International Equity Fund II and Investors Bank & Trust Company dated May 4, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (h4) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 31, 2005, is to be filed herewith.

        (h5) Amendment to Administration Agreement between the Registrant with respect to Julius Baer Mid Cap Value Fund and Investors Bank & Trust Company is to be filed by amendment.

        (h6) Amendment to Administration Agreement between the Registrant with respect to Julius Baer Total Return Plus Bond Fund and Investors Bank & Trust Company is to be filed by amendment.

        (h6) Automatic Investment Plan Application is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h7) Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company dated March 11, 2002, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via EDGAR on December 30, 2003.

        (h8) First Amendment to Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company dated July 1, 2003, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (h9) Second Amendment to Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company dated May 4, 2005, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (h10) Securities Lending Agreement between Julius Baer International Equity Fund II and Investors Bank & Trust Company dated September 28, 2005, is incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.

        (h11)  Transfer  Agent  Servicing  Agreement  between U.S.  Bancorp Fund
        Services, LLC and the Registrant on behalf of the Julius Baer International Equity Fund, the Julius Baer Total Return Bond Fund and the Julius Baer Global High Yield Bond Fund dated July 19, 2004, is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via EDGAR on December 29, 2004.

        (h12) Amendment to Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, dated May 4, 2005, amending Exhibit A, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (h13) Amendment to Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant with respect to Julius Baer Mid Cap Value Fund and U.S. Bancorp Fund Services, LLC is to be filed by amendment.

        (h14) Amendment to Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant with respect to Julius Baer Total Return Plus Bond Fund and U.S. Bancorp Fund Services, LLC is to be filed by amendment.

        (i) Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.

        (i1) Opinion of Counsel dated February 26, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (j) Not applicable

        (k) Not applicable.

        (l)  Purchase  Agreement  between  Funds   Distributor,   Inc.  and  the
        Registrant on behalf of Julius Baer Global Income Fund (formerly BJB Global Income Fund) dated June 18, 1992, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m) Distribution Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m1) Distribution Plan of Julius Baer International Equity Fund (formerly BJB International Equity Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998

        (m2) Shareholder Services Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m3) Shareholder Services Plan of Julius Baer International Equity Fund (formerly BJB International Equity Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m4)  Distribution Plan of Julius Baer Global High Yield Bond Fund dated
        October  2,  2002,  is  incorporated  by  reference  to   Post-Effective
        Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

        (m5) Shareholder Servicing Agreement of Julius Baer Global High Yield Bond Fund dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (m6) Shareholder Services Plan of Julius Baer Global High Yield Bond Fund dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (m7) Distribution Plan of Julius Baer International Equity Fund II dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.

        (m8) Shareholder Services Plan of Julius Baer International Equity Fund II dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.

        (n) Fifth Amended Rule 18f-3 Plan of Julius Baer Investment Funds dated September 28, 2005, is incorporated by reference to Post-Effective Amendment No. 37 as filed with the SEC via EDGAR on September 30, 2005.

        (p) Amended Code of Ethics of the Registrant and Julius Baer Investment Management LLC dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (q) Powers of Attorney for Robert S. Mathews, Gerard J.M. Vlak, Peter Wolfram, Harvey B. Kaplan, Antoine Bernhiem and Thomas Gibbons, each an Independent Trustee of the Registrant dated April 12, 2005, is incorporated by reference to Post-Effective Amendment No. 33 as filed with the SEC via EDGAR on April 18, 2005.

        (q1) Power of Attorney for Glen Wisher, an Interested Trustee of the Registrant, dated December 12, 2005, incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.

Item 24.       Persons Controlled by or Under Common Control with the Fund

               None

Item 25.       Indemnification.

The Registrant is a Massachusetts business trust. As a Massachusetts business trust, the Registrant's operations are governed by a Master Trust Agreement ("Declaration of Trust"). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Registrant, nor any other Sub-Trust of the Registrant shall be personally liable for such credit, contract or claim. The Registrant indemnifies each of the Trustees and officers and other persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Registrant, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Registrant and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Item 26.       Business and Other Connections of Investment Adviser

The list required by this Item 26 of Directors and Officers of Julius Baer Investment Management LLC ("JBIM") is incorporated by reference to Schedules A and D to JBIM's Form ADV filed by JBIM pursuant to the Investment Advisers Act of 1940 (File No. 801-18766; IARD No. 106863).

Item 27.       Principal Underwriter.

        (a) Quasar Distributors, LLC ("Quasar") acts as principal underwriter for the Registrant and each of its series. Additionally, Quasar is the principal underwriter for the following investment companies:

AIP Alternative Strategies Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust Alpine Income Trust
Alpine Income Trust Alpine Series Trust
American Trust Allegiance Fund
Appleton Group Ascentia Long/Short Fund
Bowen, Hanes Investment Trust
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds Capital Advisors Funds
CastleRock Fund
Chase Funds

Conning Money Market Portfolio
Cookson Peirce Country Funds
Cullen Funds Duncan-Hurst Funds
Edgar Lomax Value Fund
Everest Series Funds
Trust FFTW Funds, Inc.
FIMCO Funds
First American Funds, Inc.
First Amer Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Greenville Small Cap Growth Fund
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hester Total Return Fund
High Pointe Funds
Hotchkis and Wiley Funds
Intrepid Capital Management
Jacob Internet Fund Inc.
Jacobs & Company Mutual Fund
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Kiewit Investment Fund L.P.
Kirr Marbach Partners Funds, Inc
Leonetti Funds
Light Revolution Fund
Lighthouse Capital Management
LKCM Funds
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
McIntyre Global Equity Fund
MDT Funds
Midanek/Pak Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Mutuals.com
Mutuals.com Vice Fund
Nicholas Funds
NorCap Funds, Inc.
Optimum Q Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
PIA Funds
PIC Funds
Portfolio 21
Primecap Odyssey Funds
Prudent Bear Funds, Inc.
Purisima Funds
Rainier Funds

Rockland Small Cap Growth Fund
Stephens Management Co.
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
TIFF Investment Program, Inc.
Tygh Capital Management
Villere Fund
Women's Equity Fund

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

            (b) The following is a list of the executive officers and directors of Quasar.

            Name and Principal                           Positions and Offices with         Positions and Officers
            Business Address                             Principal Underwriter              With Fund
            ----------------                             ---------------------              ---------
     James Robert Schoenike                          President and Manager                  None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Donna Jean Berth                                Treasurer                              None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Andrew M. Strnad                                Secretary                              None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Teresa Cowan                                   Chief Compliance Officer and            None
     615 East Michigan Street, 3rd Floor,            Assistant Vice President
     Milwaukee, WI 53202

     Joe Redwine                                     Manager                                None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Robert Kern                                     Manager                                None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Eric Walter Falkeis                             Manager                                None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

     Susan LaFond                                    Chief Financial Officer                 None
     615 East Michigan Street, 3rd Floor,
     Milwaukee, WI 53202

         (c) Not applicable

Item  28.   Location of Accounts and Records

                        (1)    Julius Baer Investment Funds

                               c/o Bank Julius Baer & Co., Ltd., New York Branch 330 Madison Avenue
                               New York, New York  10017

                        (2)    Investors Bank & Trust Company
                               200 Clarendon Street Boston,
                               Massachusetts 02116
                               (records relating to its functions as
                               administrator and custodian)

                        (3)    Quasar Distributors, LLC 615 East
                               Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                               (records relating to its functions
                               as distributor)

                        (4)    U.S. Bancorp Fund Services, LLC
                               615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                               (records relating to its functions as
                               transfer agent)

                        (5)    Julius Baer Investment Management
                               LLC. 330 Madison Avenue
                               New York, New York 10017
                               (records relating to its functions as investment adviser as of January 1, 2001)

Item 29.    Management Services

            Not applicable.

Item 30.    Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on January 19, 2006.


                                          JULIUS BAER INVESTMENT FUNDS


                                          By: /s/ ANTHONY WILLIAMS
                                              ---------------------
                                          Anthony Williams
                                          President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                          DATE
---------                                   -----                          ----
/s/ ANTHONY WILLIAMS             President and Chief Executive        January 19, 2006
--------------------             Officer
Anthony Williams


/s/ CRAIG M. GIUNTA              Chief Financial                      January 19, 2006
-------------------              Officer
Craig M. Giunta


ANTOINE BERNHEIM*                Trustee                              January 19, 2006
----------------
Antoine Bernheim


THOMAS GIBBONS*                  Trustee                              January 19, 2006
--------------
Thomas Gibbons


HARVEY B. KAPLAN*                Trustee                              January 19, 2006
----------------
Harvey B. Kaplan


ROBERT S. MATTHEWS*              Trustee                              January 19, 2006
------------------
Robert S. Matthews


GLEN WISHER+                     Trustee                              January 19, 2006
------------------
Glen Wisher


GERARD J.M. VLAK*                Trustee                              January 19, 2006
------------------
Gerard J.M. Vlak

PETER WOLFRAM*
----------------
Peter Wolfram                    Trustee                              January 19, 2006


*+By /s/ CRAIG M. GIUNTA
     -------------------
     Craig M. Giunta

     (*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 33 as filed with the SEC via EDGAR on April 18, 2005.) (+As Attorney-in-Fact pursuant to Power of Attorney filed as
     (q1) to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.)

                                  EXHIBIT INDEX

Exhibit d(4)   Expense Limitation Agreement between the Registrant on behalf of the Global High Yield Bond Fund and Julius Baer Investment
               Management LLC dated January 1, 2005.

Exhibit d(5)   Expense Limitation Agreement between the Registrant on behalf of the Global High Yield Bond Fund and Julius Baer Investment
               Management LLC dated January 1, 2006.

Exhibit d(6)   Expense Limitation Agreement between the Registrant on behalf of the Total Return Bond Fund and Julius Baer Investment Management
               LLC dated January 1, 2006.

Exhibit g(5)   Amendment to Custodian Agreement between the Registrant and
               Investors Bank & Trust Company dated December 31, 2005.

Exhibit h(4)   Amendment to Administration Agreement between the Registrant and
               Investors Bank & Trust Company dated December 31, 2005.